UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a)

SoFi Select 500 ETF
Ticker: SFY

SoFi Next 500 ETF
Ticker: SFYX

SoFi Social 50 ETF
Ticker: SFYF

SoFi Gig Economy ETF
Ticker: GIGE

SoFi Weekly Income ETF
Ticker: TGIF

SoFi Weekly Dividend ETF
Ticker: WKLY

Annual Report

February 28, 2022

SoFi Funds

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

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SoFi Funds

SHAREHOLDER LETTER

Market Commentary

U.S. equity markets stabilized and grew during 2021 as Covid-19 vaccines became widespread in developed economies but began to falter in the beginning of 2022 primarily due to the potential of the Federal Reserve’s warning of interest rate hikes in the face of widespread inflation. Additionally, global markets began to grind lower in early 2022 amid a constrained global supply chain and due to the possibility of and subsequent Russian invasion of Ukraine, which occurred near the end of February 2022. While most global economies were modestly to fully reopened in 2021, the threat of lingering Covid-19 outbreaks, such as the Omicron variant, led to cautious optimism throughout the investing world. The global trend toward digitalization and contactless transactions continued to grow throughout 2021. The implementation of the Work From Anywhere (“WFA”) phenomenon grew as stalwart industries known for requiring employees to be onsite (Financial Services among others) joined the movement, allowing employees to choose their working environment in order to increase productivity.

The information presented in this report relates to the Funds performance for the fiscal year ended February 28, 2022, and with respect to the SoFi Weekly Dividend ETF, the period from May 10, 2021 to February 28, 2022 (the “fiscal period”).

The SoFi Select 500 ETF

The SoFi Select 500 ETF (“SFY”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index (the “SFY Index”).

Index Description:

In summary, the SFY Index is rebalanced and reconstituted annually. The process begins with the selection of the 500 largest constituents by market capitalization of the Solactive US Broad Market Index, which generally includes common stocks and equity interests in real estate investment trusts (“REITs”). The weight of these constituents is initially based on their free-float market capitalization and then adjusted upward or downward based on three growth-oriented factors:

1)trailing 12-month sales growth,

2)trailing 12-month earnings per share (“EPS”) growth, and

3)12-month forward-looking EPS growth consensus estimates.

The SFY Index’s construction does not naturally target any specific sector or industry, however, due to market conditions and certain factors, a sector such as Information Technology, may be relatively overweight/underweight for periods of time.

Fund Description:

SFY, via its index, is composed of 500 of the largest publicly traded U.S. companies and seeks to track the performance of the SFY Index.

Performance Overview:

During the fiscal period, SFY generated a total return of 13.89% (NAV) and 13.33% (Market). This compares to the 13.93% total return of the SFY Index, and the 16.39% total return of the benchmark, the S&P 500® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Information Technology and Financial were the leading contributors, while Communication Services, Materials, and Utilities were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included, Apple Inc., Microsoft Corp., and NVIDIA Corp. Conversely, the leading detractors included Paypal Holdings, Inc., Meta Platforms, Inc., and Zoom Video Communications, Inc.

The SoFi Next 500 ETF

The SoFi Next 500 ETF (“SFYX”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index (the “SFYX Index”).

Index Description:

Similar to the SFY Index described above, in summary, the SFYX Index is rebalanced and reconstituted annually, and the process begins with the selection of the next 500 largest constituents by market capitalization of the Solactive US Broad Market Index, and generally

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SoFi Funds

includes common stocks and equity interests in REITs. Again, the weight of these constituents is initially based on their free-float market capitalization and then adjusted upward or downward based on the same three growth-oriented factors:

1)trailing 12-month sales growth,

2)trailing 12-month EPS growth, and

3)12-month forward-looking EPS growth consensus estimates.

The Index’s construction does not target any specific sector or industry but may be relatively overweight/underweight certain sectors for periods of time.

Fund Description:

SFYX, via the SFYX Index, is composed of 500 publicly traded U.S. companies in the second tier of 500 companies based on market capitalization and seeks to track the performance of the Index.

Performance Overview:

During the fiscal period, SFYX generated a total return of 0.45% (NAV) and 0.69% (Market). This compares to the 0.39% total return of the SFYX Index, and the 7.98% total return of the benchmark, the S&P MidCap 400® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Materials, Energy, and Real Estate were the leading contributors, while Health Care and Consumer Discretionary were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Datadog, Inc., Upstart Holdings, Inc., and Cloudflare, Inc. Conversely, the leading detractors included Chegg, Inc., Novavax, Inc., and Oak Street Health Inc.

The SoFi Social 50 ETF

The SoFi Social 50 ETF (“SFYF”) seeks to track the performance, before fees and expenses, of the SoFi Social 50 Index (the “SFYF Index”).

Index Description:

The SFYF Index is designed to reflect the 50 most widely held U.S.-listed equity securities in the self-directed brokerage accounts of SoFi Securities, LLC, an affiliate of Social Finance, Inc. (the “SoFi Accounts”), as weighted by aggregate holdings within the SoFi Accounts. Securities eligible for inclusion in the SFYF Index must: (a) be U.S.-listed equity securities held in SoFi Accounts, and (b) have an average daily trading volume of at least $10,000,000 during the preceding one-month and six-month periods (the “Eligible Universe”). The SFYF Index may include common stocks and equity interests in REITs. ETFs and other investment companies are not eligible for the SFYF Index.

Securities in the Eligible Universe are sorted based on:

1)The number of SoFi Accounts that hold a particular security; and

2)The total market value of the security held in the SoFi Accounts.

Each security in the Eligible Universe is then ranked from highest to lowest based on its “Weighted Average Value” (e.g., the security with the highest Weighted Average Value is assigned rank 1).

Subject to a “buffer rule” aimed at limiting SFYF Index turnover, securities ranked within the top 50 are included in the SFYF Index. Each security in the SFYF Index is then weighted based on its Weighted Average Value in relation to that of the other SFYF Index components and is subject to certain individual security weight and sector concentration caps. For example, the weight of each individual SFYF Index component is capped at 10%, and securities representing investments in any particular industry sector are capped at 50%. The SFYF Index is rebalanced and reconstituted monthly.

The SFYF Index’s construction does not target any specific sector or industry, however, due to market conditions and certain factors a sector may be relatively overweight/underweight for periods of time.

Fund Description:

SFYF, via the SFYF Index, is composed of the 50 most widely held U.S.-listed equity securities in the SoFi Accounts as weighted by their calculated Weighted Average Value (see above for detail) within the SoFi Accounts.

SHAREHOLDER LETTER (Continued)

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SoFi Funds

Performance Overview:

During the fiscal period, SFYF generated a total return of 7.85% (NAV) and 7.26% (Market). This compares to the 7.76% total return of the SFYF Index for the same period, and the 16.39% total return of the benchmark, the S&P 500® Total Return Index.

From a sector perspective, based on performance attribution to the overall portfolio, Communication Services, Energy, and Consumer Staples were the leading contributors, while Health Care, Consumer Discretionary, and Industrials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included AMC Entertainment Holdings, Inc., Apple, Inc., and NVIDIA Corp. Conversely, the leading detractors included NIO, Inc., Palantir Technologies, Inc. and Block Inc. (Square).

The SoFi Gig Economy ETF

The SoFi Gig Economy ETF (“GIGE”) is an actively-managed ETF that seeks to achieve its investment objective primarily by investing in a portfolio of companies listed around the world that GIGE’s investment adviser considers part of the “gig economy”.

Fund Description:

The “gig economy” refers to the group of companies that have embraced, that support, or that otherwise benefit from a workforce where individual employees or independent contractors are empowered to create their own freelance business by leveraging recent developments in technology platforms that enable individuals to offer their services directly to retail and commercial customers. Examples of gig economy businesses include selling or reselling products through auction platforms or web-based stores and offering delivery services through an app-based platform.

The investment management team behind the strategy seeks investments in underlying companies that

•drive the overall gig economy universe,

•transform the way our economy transacts goods and services,

•modify how work gets done, and

•embraces the work from home economy.

These companies are broken up into categories, seeking direct participants, direct & indirect supportive gig economy businesses, companies that help facilitate processes within the gig economy, and any other ancillary benefiting companies because of the gig economy. These companies are put into a multi-tiered process based on their growth prospects within the gig economy and managed to allow for necessary concentration to generate alpha but not overconcentration which may cause significant volatility. The team actively rebalances the portfolio frequently, as such a new industry classification, GIGE can experience large individual position volatility and new issuances can occur frequently.

Performance Overview:

During the fiscal period, GIGE generated a total return of -44.32% (NAV) and -44.54% (Market). This compares to the 11.06% return of the Nasdaq-100® Total Return Index, and the 16.39% return of the benchmark, the S&P 500® Total Return Index, over the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Health Care, Real Estate, and Financials were the largest contributors, while Consumer Discretionary and Communication Services detracted the most.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included LendingClub Corp., Tesla, Inc., and Microsoft Corp. Conversely, the leading detractors included Huya Inc., Pinduoduo, Inc., and Fiverr International Ltd.

The SoFi Weekly Income ETF

The SoFi Weekly Income ETF (“TGIF”) is an actively-managed ETF that seeks to achieve weekly income by investing in investment grade and high-yield fixed income securities. TGIF expects to distribute income on Fridays. TGIF is actively managed by Income Research + Management (“IR + M”), TGIF’s sub-adviser, a value-oriented fixed income manager with over 30 years of experience. The Fund targets a duration of less than 3 years, with the goal to reduce interest rate risk relative to longer dated bonds. TGIF does not seek to replicate the performance of a specified index.

SHAREHOLDER LETTER (Continued)

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SoFi Funds

Fund Description:

TGIF seeks to achieve its investment objective, under normal circumstances, by investing in U.S.-dollar denominated investment grade and non-investment grade (also known as “high-yield” or “junk”) fixed income securities and instruments and expects to distribute income from its investments to shareholders weekly. TGIF anticipates making its weekly income distributions each Friday (or, in the event the New York Stock Exchange (the “NYSE”) is closed for trading on Friday, on a day earlier in the week). While obligations of any maturity may be purchased, under normal circumstances, TGIF will generally have a short to intermediate overall effective duration (i.e., typically less than three years). Effective duration is a measure of a fund’s price sensitivity to changes in yields or interest rates and a fund with a higher effective duration will, under normal circumstances, have a greater sensitivity to interest rates. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by TGIF and, therefore, the TGIF’s exposure to changes in interest rates.

Investment decisions for TGIF are made by IR +M primarily through a fundamental analysis of available debt instruments and their issuers.

IR+M applies a bottom-up investing approach focusing on the analysis of individual companies rather than on the industry or sector in which a company operates or on the economy as a whole.

IR+M’s bottom-up process focuses on the following attributes of investment opportunities:

•Credit: IR+M evaluates the strength of a company’s management, its financial statements, and its competitive position in its industry or peer group.

•Structure: IR+M focuses on the shape of the curve reflecting the relationship of a bond’s price to interest rates (also known as “convexity”) with a particular interest in the extent to which an instrument may be callable (i.e., the issuer can redeem the bond prior to its maturity date) or have other such options attached to it that may affect the bond’s convexity. This analysis favors bonds with positive convexity (i.e., where the price would be expected to increase as interest rates rise) and those with structures that may add to the bond’s effective yield without increasing credit risk.

•Price: IR+M seeks bonds that it believes are under- or mis-priced and will seek to avoid bonds it determines are overpriced.

Performance Overview:

During the period, TGIF generated a total return of 0.48% (NAV) and 0.79% (Market). This compares to the -1.49% return of the benchmark, the Bloomberg 1-3 Year Credit Index.

From a sector perspective, based on performance attribution to the overall portfolio, Energy, Industrials, and Information Technology were the largest contributors, while Health Care and Materials detracted the most.

Reviewing individual holdings based on performance attribution to the overall portfolio, leading contributors included OXY 0 10/10/36 (Occidental Petroleum Corp.), APA 4 ⅝ 11/15/25 (Apache Corp.), and CLI 3.15 05/15/23 (Mack-Cali Realty Corp.). Conversely, the leading detractors included FNS 417 C23 (Fannie Mae Strip), FNS 424 C14 (Fannie Mae Strip), and QVCN 4 ¾ 02/15/27 (QVC Inc.).

The SoFi Weekly Dividend ETF

The SoFi Weekly Dividend ETF (“WKLY”) is a passively-managed ETF that seeks to provide investors with consistent income by tracking the SoFi Sustainable Dividend Index (the “WKLY Index”), made up of the most consistent dividend-paying companies globally. Securities selected for the index have maintained their dividend payments over the last 12 months, been forecasted to continue to pay over the next 12 months and have met a number of additional screens designed to remove companies at risk of reducing their dividend payouts. Holdings are weighted by market capitalization and rebalanced quarterly.

Fund Description:

WKLY aims to pay dividends on a weekly basis, typically each Thursday. The fund holds a portfolio of large- and midcap dividend-paying companies from developed markets. Aside from liquidity and market-cap requirements, WKLY filters securities based on stable dividend payout, forecasted dividends, dividend history, payout ratio, debt/equity ratio, and price return. Eligible stocks are then selected for high dividend yield, relative to the weighted average yield of the parent index. The resulting portfolio is market-cap-weighted, with individual and sector weights capped at 5% and 30%, respectively. The index is rebalanced and reconstituted quarterly, starting in February.

•Get Paid Weekly-WKLY seeks to distribute income on a weekly basis, providing the opportunity for a steady stream of income.

•Global Dividend-Paying Equities-Access the global market of dividend-paying companies.

SHAREHOLDER LETTER (Continued)

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SoFi Funds

•A Focus on Dividend Sustainability-Securities selected for the index have maintained dividend payments over the last 12 months, been forecasted to continue to pay over the next 12 months and have met additional screens designed to remove companies at risk of reducing dividend payouts.

•WKLY Does the Work-Instead of manually buying a basket of dividend-paying stocks, you can purchase one ETF to do the work for you.

Performance Overview:

During the period since inception (inception date: 5/10/21), WKLY generated a total return of 1.62% (NAV) and 1.45% (Market). This compares to the 5.64% return of the benchmark, the S&P 500® Total Return Index, and the 2.36% return of the WKLY Index over the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Energy, Consumer Staples, and Financials were the largest contributors, while Materials and Information Technology detracted the most.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Pfizer, Inc., The Proctor & Gamble Co., and Toyota Motor Corp. Conversely, the leading detractors included 3M Co., JPMorgan Chase & Co., and Citigroup, Inc.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or service fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that a Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market, and a fund’s holdings and returns may deviate from those of its index, if applicable. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. The Funds are newer and each has a limited operating history. You can lose money on your investment in a Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets. Because GIGE may invest in a single sector, country or industry, its shares do not represent a complete investment program. As non-diversified funds, the value of GIGE’s, TGIF’s, and WKLY’s shares may fluctuate more than shares invested in a broader range of industries and companies because of concentration in a specific sector, country or industry.

The S&P 500® Total Return Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. The S&P MidCap 400® Total Return Index is an index of 400 mid-capitalization companies selected by Standard & Poor’s Financial Services LLC. The Nasdaq-100® Total Return Index is an index of 100 of the largest non-financial securities, based on market capitalization, listed on The Nasdaq Stock Market, LLC. The Bloomberg 1-3 Year Credit Index is an index of investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 3 years to maturity. It is not possible to invest directly in an index Holdings are subject to change.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

SoFi ETFs are distributed by Foreside Fund Services, LLC.

Social Finance, Inc. (“SoFi”) is not an affiliated person of the Funds, Toroso Investments, LLC, IR+M, the distributor, or any of their affiliates. SoFi and/or its affiliates, including SoFi Securities, LLC, do not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. SoFi has provided support in developing the methodology used by the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, and SoFi Weekly Dividend ETF’s underlying index to determine the securities included in such Index. However, SoFi is not involved in the maintenance of each such Index and does not act in the capacity of an index provider.

SHAREHOLDER LETTER (Continued)

6

SoFi Select 500 ETF PERFORMANCE SUMMARY (Unaudited)

Annualized Returns for the Periods Ended February 28, 2022:	1 Year	Since Inception (4/10/2019)	Ending Value (2/28/2022)
SoFi Select 500 ETF - NAV	13.89%	18.34%	$16,261
SoFi Select 500 ETF - Market	13.33%	18.29%	16,242
Solactive SoFi US 500 Growth Index	13.93%	18.34%	16,263
S&P 500® Total Return Index	16.39%	17.43%	15,904

This chart illustrates the performance of a hypothetical $10,000 investment made on April 10, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect for the “NAV” return. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 358-0096. The Fund’s gross expense ratio is 0.19% and net expense ratio is 0.00% (as of the Fund’s most recently filed Prospectus). The Fund’s investment adviser (defined below) has agreed to waive its Management Fees (defined below) for the Fund until at least June 30, 2022.

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SoFi Next 500 ETF PERFORMANCE SUMMARY (Unaudited)

Annualized Returns for the Periods Ended February 28, 2022:	1 Year	Since Inception (4/10/2019)	Ending Value (2/28/2022)
SoFi Next 500 ETF - NAV	0.45%	11.46%	$13,679
SoFi Next 500 ETF - Market	0.69%	11.59%	13,726
Solactive SoFi US Next 500 Growth Index	0.39%	11.49%	13,689
S&P MidCap 400® Total Return Index	7.98%	13.16%	14,291

This chart illustrates the performance of a hypothetical $10,000 investment made on April 10, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect for the “NAV” return. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 358-0096. The Fund’s gross expense ratio is 0.21% and net expense ratio is 0.02% (as of the Fund’s most recently filed Prospectus). The Fund’s investment adviser (defined below) has agreed to waive its Management Fees (defined below) for the Fund until at least June 30, 2022.

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SoFi Funds

SoFi Social 50 ETF PERFORMANCE SUMMARY (Unaudited)

Annualized Returns for the Periods Ended February 28, 2022:	1 Year	Since Inception (5/7/2019)	Ending Value (2/28/2022)
SoFi Social 50 ETF - NAV	7.85%	18.29%	$16,042
SoFi Social 50 ETF - Market	7.26%	18.22%	16,015
SoFi Social 50 Index	7.76%	18.38%	16,077
S&P 500® Total Return Index	16.39%	17.96%	15,917

This chart illustrates the performance of a hypothetical $10,000 investment made on May 7, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 358-0096. The Fund’s gross expense ratio is 0.29% (as of the Fund’s most recently filed Prospectus).

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SoFi Funds

SoFi Gig Economy ETF PERFORMANCE SUMMARY (Unaudited)

Annualized Returns for the Periods Ended February 28, 2022:	1 Year	Since Inception (5/7/2019)	Ending Value (2/28/2022)
SoFi Gig Economy ETF - NAV	-44.32%	5.36%	$11,583
SoFi Gig Economy ETF - Market	-44.54%	5.28%	11,559
S&P 500® Total Return Index	16.39%	17.96%	15,917

This chart illustrates the performance of a hypothetical $10,000 investment made on May 7, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 358-0096. The Fund’s gross expense ratio is 0.59% (as of the Fund’s most recently filed Prospectus).

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SoFi Weekly Income ETF PERFORMANCE SUMMARY (Unaudited)

Annualized Returns for the Periods Ended February 28, 2022:	1 Year	Since Inception (10/1/2020)	Ending Value (2/28/2022)
SoFi Weekly Income ETF - NAV	0.48%	3.80%	$10,541
SoFi Weekly Income ETF - Market	0.79%	3.86%	10,549
Bloomberg 1-3 Year Credit Index	-1.49%	-0.61%	9,913

This chart illustrates the performance of a hypothetical $10,000 investment made on October 1, 2020 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 358-0096. The Fund’s gross expense ratio is 0.59% (as of the Fund’s most recently filed Prospectus).

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SoFi Funds

SoFi Weekly Dividend ETF PERFORMANCE SUMMARY (Unaudited)

Total Return for the Period Ended February 28, 2022:	Since Inception (05/10/2021)	Ending Value (2/28/2022)
SoFi Weekly Dividend ETF - NAV	1.62%	$10,162
SoFi Weekly Dividend ETF - Market	1.45%	10,145
SoFi Sustainable Dividend Total Return Index	2.36%	10,236
S&P 500® Total Return Index	5.64%	10,564

This chart illustrates the performance of a hypothetical $10,000 investment made on May 10, 2021 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 358-0096. The Fund’s gross expense ratio is 0.49% (as of the Fund’s most recently filed Prospectus).

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SOFI SELECT 500 ETF PORTFOLIO ALLOCATIONS at February 28, 2022 (Unaudited)

Sector	% of Net Assets
Technology	27.7%
Consumer, Non-cyclical	20.6
Communications	16.8
Consumer, Cyclical	11.7
Financial	11.5
Industrial	6.1
Energy	2.0
Utilities	2.0
Basic Materials	1.3
Cash & Cash Equivalents(1)	0.3
100.0%

(1)Represents cash, short-term investments and other liabilities in excess of assets.

SOFI NEXT 500 ETF PORTFOLIO ALLOCATIONS at February 28, 2022 (Unaudited)

Sector	% of Net Assets
Financial	22.1%
Consumer, Non-cyclical	20.1
Technology	16.6
Industrial	15.2
Consumer, Cyclical	11.8
Basic Materials	3.9
Energy	3.7
Communications	3.3
Utilities	3.0
Cash & Cash Equivalents(1)	0.3
100.0%

(1)Represents cash, short-term investments and other liabilities in excess of assets.

SOFI SOCIAL 50 ETF PORTFOLIO ALLOCATIONS at February 28, 2022 (Unaudited)

Sector	% of Net Assets
Consumer, Cyclical	37.5%
Communications	23.3
Technology	21.9
Consumer, Non-cyclical	9.3
Financial	4.2
Industrial	2.3
Energy	1.3
Cash & Cash Equivalents(1)	0.2
100.0%

(1)Represents cash, short-term investments and assets in excess of other liabilities.

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SOFI GIG ECONOMY ETF PORTFOLIO ALLOCATIONS at February 28, 2022 (Unaudited)

Sector	% of Net Assets
Communications	50.7%
Technology	27.5
Consumer, Non-cyclical	10.3
Financial	5.4
Industrial	3.3
Consumer, Cyclical	2.2
Cash & Cash Equivalents(1)	0.6
100.0%

(1)Represents cash, short-term investments and other liabilities in excess of assets.

SOFI WEEKLY INCOME ETF PORTFOLIO ALLOCATIONS at February 28, 2022 (Unaudited)

Sector/Investment Type	% of Net Assets
Financial	30.2%
Energy	15.8
Communications	11.4
Consumer, Cyclical	11.2
Consumer, Non-cyclical	8.2
Industrial	7.8
Asset Backed Securities	4.1
Technology	3.6
Utilities	2.3
Cash & Cash Equivalents(1)	1.7
Government	1.3
Basic Materials	1.2
Mortgage Securities	1.2
100.0%

(1)Represents cash, short-term investments and other liabilities in excess of assets.

SOFI WEEKLY DIVIDEND ETF PORTFOLIO ALLOCATIONS at February 28, 2022 (Unaudited)

Sector	% of Net Assets
Financial	28.3%
Consumer, Non-cyclical	23.7
Industrial	9.2
Basic Materials	7.9
Consumer, Cyclical	7.9
Energy	6.8
Technology	6.1
Utilities	6.0
Communications	3.6
Cash & Cash Equivalents(1)	0.5
100.0%

(1)Represents cash, short-term investments and assets in excess of other liabilities.

SoFi Select 500 ETF

14	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022

	Shares	Value
Common Stocks — 99.7%

Advertising — 0.2%
Omnicom Group, Inc.	1,390	$116,607
The Trade Desk, Inc. - Class A (1)(2)	5,613	478,901
		595,508
Aerospace & Defense — 1.2%
General Dynamics Corp.	1,993	467,259
L3Harris Technologies, Inc.	3,940	994,101
Lockheed Martin Corp. (1)	2,421	1,050,230
Northrop Grumman Corp.	1,357	599,984
Raytheon Technologies Corp.	8,459	868,739
Teledyne Technologies, Inc. (2)	269	115,503
The Boeing Co. (2)	1,726	354,417
TransDigm Group, Inc. (2)	344	229,307
		4,679,540
Agriculture — 0.8%
Altria Group, Inc.	30,211	1,549,522
Archer-Daniels-Midland Co.	4,089	320,782
Philip Morris International, Inc.	11,864	1,199,095
		3,069,399
Airlines — 0.1%
Delta Air Lines, Inc. (2)	2,263	90,339
Southwest Airlines Co. (2)	2,328	101,967
United Airlines Holdings, Inc. (2)	1,091	48,440
		240,746
Apparel — 0.4%
Nike, Inc. - Class B	9,140	1,248,067
VF Corp. (1)	3,393	196,862
		1,444,929
Auto Manufacturers — 5.3%
Cummins, Inc.	936	191,056
Ford Motor Co.	13,626	239,273
General Motors Co. (2)	9,752	455,613
PACCAR, Inc.	2,085	191,424
Stellantis NV (1)	60,399	1,104,094
Tesla, Inc. (2)	20,842	18,141,502
		20,322,962
Banks — 3.5%
Bank of America Corp.	50,735	2,242,487
Citigroup, Inc.	13,051	773,011
Citizens Financial Group, Inc. (1)	2,720	142,582
Fifth Third Bancorp (1)	4,235	202,602
First Republic Bank	1,413	244,816
Huntington Bancshares, Inc.	7,315	113,529
JPMorgan Chase & Co.	18,811	2,667,400
KeyCorp	6,366	159,596
Morgan Stanley	13,033	1,182,614
Northern Trust Corp.	1,289	146,817
Regions Financial Corp. (1)	6,455	156,146

	Shares	Value
Common Stocks — 99.7% (Continued)

Banks — 3.5% (Continued)
State Street Corp.	2,228	$190,115
SVB Financial Group (2)	426	258,156
The Bank of New York Mellon Corp. (1)	4,938	262,455
The Goldman Sachs Group, Inc. (1)	2,478	845,717
The PNC Financial Services Group, Inc.	2,503	498,723
Truist Financial Corp.	19,735	1,227,912
U.S. Bancorp	9,561	540,579
Wells Fargo & Co.	25,909	1,382,763
		13,238,020
Beverages — 1.3%
Brown-Forman Corp. - Class B	2,365	154,269
Constellation Brands, Inc. - Class A	1,714	369,572
Keurig Dr Pepper, Inc.	12,249	473,669
Monster Beverage Corp. (2)	4,765	402,166
PepsiCo, Inc.	11,474	1,878,753
The Coca-Cola Co.	29,658	1,845,914
		5,124,343
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc. (2)	2,350	370,948
Amgen, Inc.	5,114	1,158,219
Biogen, Inc. (2)	1,004	211,854
BioMarin Pharmaceutical, Inc. (2)	2,816	219,986
Bio-Rad Laboratories, Inc. - Class A (2)	249	155,864
Corteva, Inc.	10,691	556,253
Gilead Sciences, Inc.	30,439	1,838,516
Illumina, Inc. (2)	1,029	336,071
Incyte Corp. (2)	2,276	155,451
Moderna, Inc. (2)	12,274	1,885,286
Regeneron Pharmaceuticals, Inc. (2)	1,056	652,988
Seagen, Inc. (2)	5,159	664,840
Vertex Pharmaceuticals, Inc. (2)	3,953	909,269
		9,115,545
Building Materials — 0.3%
Carrier Global Corp.	5,976	268,203
Johnson Controls International PLC	5,179	336,428
Martin Marietta Materials, Inc.	442	167,695
Masco Corp. (1)	2,128	119,253
Vulcan Materials Co.	915	166,026
		1,057,605
Chemicals — 0.8%
Air Products and Chemicals, Inc.	1,674	395,566
Albemarle Corp.	686	134,381
Celanese Corp.	855	119,084
Dow, Inc.	7,527	443,792
DuPont de Nemours, Inc.	2,636	203,947
Eastman Chemical Co.	918	108,755
Ecolab, Inc.	1,708	301,052

SoFi Select 500 ETF

The accompanying notes are an integral part of these financial statements.	15

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Chemicals — 0.8% (Continued)
FMC Corp.	992	$116,312
International Flavors & Fragrances, Inc.	2,124	282,492
LyondellBasell Industries NV	2,156	209,628
PPG Industries, Inc. (1)	1,648	219,926
The Sherwin-Williams Co.	2,122	558,362
		3,093,297
Commercial Services — 2.0%
Automatic Data Processing, Inc.	3,284	671,381
Booz Allen Hamilton Holding Corp.	1,196	96,505
Cintas Corp.	772	289,747
CoStar Group, Inc. (2)	3,989	243,369
Equifax, Inc.	1,294	282,532
FleetCor Technologies, Inc. (2)	551	129,044
Gartner, Inc. (2)	554	155,353
Global Payments, Inc.	5,130	684,240
MarketAxess Holdings, Inc.	517	197,199
Moody’s Corp.	1,662	535,214
PayPal Holdings, Inc. (2)	13,957	1,562,207
Rollins, Inc.	4,080	133,130
S&P Global, Inc. (1)	3,045	1,144,189
Block, Inc. - Class A (2)	8,065	1,028,288
TransUnion	1,440	130,694
United Rentals, Inc. (2)	459	147,624
Verisk Analytics, Inc.	1,597	283,212
		7,713,928
Computers — 8.2%
Accenture PLC - Class A	5,222	1,650,256
Apple, Inc.	152,311	25,149,592
Cognizant Technology Solutions Corp.	3,878	334,012
Crowdstrike Holdings, Inc. - Class A (2)	3,881	757,610
Dell Technologies, Inc. - Class C (2)	2,244	114,354
EPAM Systems, Inc. (2)	531	110,315
Fortinet, Inc. (2)	1,651	568,803
Hewlett Packard Enterprise Co. (1)	13,915	221,527
HP, Inc.	9,486	325,939
International Business Machines Corp. (1)	6,630	812,241
Kyndryl Holdings, Inc. (2)	1,262	20,015
Leidos Holdings, Inc.	1,197	121,903
NetApp, Inc.	1,649	129,249
Seagate Technology Holdings PLC	1,651	170,317
Western Digital Corp. (2)	5,987	304,978
Zscaler, Inc. (2)	1,544	369,248
		31,160,359
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	6,963	535,803
The Estee Lauder Companies, Inc. - Class A	1,728	512,058
The Procter & Gamble Co.	28,135	4,385,965
		5,433,826

	Shares	Value
Common Stocks — 99.7% (Continued)

Distribution & Wholesale — 0.2%
Copart, Inc. (2)	1,824	$224,133
Fastenal Co.	4,546	233,937
LKQ Corp. (1)	2,020	94,839
W.W. Grainger, Inc.	370	176,512
		729,421
Diversified Financial Services — 3.0%
American Express Co.	4,676	909,669
Ameriprise Financial, Inc.	718	215,249
BlackRock, Inc.	1,330	989,374
Capital One Financial Corp.	2,856	437,739
Cboe Global Markets, Inc.	1,213	142,273
CME Group, Inc. - Class A	2,837	671,036
Discover Financial Services	1,890	233,301
Franklin Resources, Inc.	3,467	103,074
Intercontinental Exchange, Inc.	6,057	776,023
Mastercard, Inc. - Class A	6,929	2,500,122
Nasdaq, Inc.	1,805	308,926
Raymond James Financial, Inc.	1,535	168,313
Synchrony Financial (1)	3,258	139,377
T. Rowe Price Group, Inc.	1,995	288,397
The Charles Schwab Corp.	13,419	1,133,369
The Western Union Co. (1)	2,934	53,340
Visa, Inc. - Class A (1)	11,604	2,507,856
		11,577,438
Electric — 2.0%
Alliant Energy Corp. (1)	1,839	107,398
Ameren Corp. (1)	1,949	167,517
American Electric Power Co., Inc.	3,859	349,818
Avangrid, Inc.	2,457	110,246
CenterPoint Energy, Inc. (1)	2,835	77,537
CMS Energy Corp.	2,236	143,126
Consolidated Edison, Inc.	2,619	224,632
Constellation Energy Corp. (1)	2,546	117,065
Dominion Energy, Inc.	6,378	507,242
DTE Energy Co.	1,493	181,534
Duke Energy Corp.	6,091	611,597
Edison International	3,613	229,137
Entergy Corp.	1,438	151,292
Evergy, Inc.	1,674	104,474
Eversource Energy	3,129	255,952
Exelon Corp.	7,639	325,116
FirstEnergy Corp.	4,208	176,105
NextEra Energy, Inc.	15,720	1,230,404
PG&E Corp. (2)	23,661	269,026
PPL Corp.	5,907	154,586
Public Service Enterprise Group, Inc.	3,951	256,143
Sempra Energy	2,606	375,837
The AES Corp.	16,011	339,914

SoFi Select 500 ETF

16	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Electric — 2.0% (Continued)
The Southern Co.	7,504	$486,034
WEC Energy Group, Inc.	2,351	213,659
Xcel Energy, Inc.	4,195	282,449
		7,447,840
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	1,496	194,166
Emerson Electric Co.	4,250	394,910
		589,076
Electronics — 0.9%
Agilent Technologies, Inc.	2,584	336,850
Amphenol Corp.	4,879	370,853
Fortive Corp.	2,051	132,802
Garmin Ltd.	1,655	182,778
Honeywell International, Inc.	4,692	890,307
Keysight Technologies, Inc. (2)	1,478	232,593
Mettler-Toledo International, Inc. (2)	183	257,800
TE Connectivity Ltd.	7,187	1,023,645
		3,427,628
Engineering & Construction — 0.0% (3)
Jacobs Engineering Group, Inc.	1,092	134,316

Entertainment — 0.0% (3)
DraftKings, Inc. - Class A (1)(2)	2,490	58,963
Live Nation Entertainment, Inc. (1)(2)	556	67,176
		126,139
Environmental Control — 0.2%
Republic Services, Inc.	2,299	276,524
Waste Management, Inc.	3,041	439,120
		715,644
Food — 1.0%
Campbell Soup Co. (1)	3,020	135,809
Conagra Brands, Inc. (1)	4,523	158,169
General Mills, Inc.	5,292	356,840
Hormel Foods Corp.	4,114	195,991
Kellogg Co. (1)	2,859	182,804
McCormick & Co., Inc.	2,046	194,718
Mondelez International, Inc.	10,693	700,178
Sysco Corp.	3,902	339,864
The Hershey Co.	1,121	226,733
The J.M. Smucker Co. (1)	994	133,942
The Kraft Heinz Co.	16,483	646,463
The Kroger Co.	7,030	329,004
Tyson Foods, Inc. - Class A	2,272	210,524
		3,811,039
Forest Products & Paper — 0.0% (3)
International Paper Co.	2,909	126,629
Sylvamo Corp. (2)	252	8,795
		135,424

	Shares	Value
Common Stocks — 99.7% (Continued)

Gas — 0.0% (3)
Atmos Energy Corp.	999	$109,700

Hand & Machine Tools — 0.1%
Snap-on, Inc. (1)	375	78,818
Stanley Black & Decker, Inc.	1,279	208,093
		286,911
Healthcare — Products — 4.1%
Abbott Laboratories	17,495	2,110,247
ABIOMED, Inc. (2)	357	110,934
Align Technology, Inc. (1)(2)	1,015	519,132
Baxter International, Inc.	4,282	363,841
Boston Scientific Corp. (2)	29,835	1,317,812
Danaher Corp.	7,668	2,104,176
DENTSPLY SIRONA, Inc.	2,287	123,818
Edwards Lifesciences Corp. (2)	5,010	562,974
Exact Sciences Corp. (1)(2)	868	67,756
Hologic, Inc. (2)	5,441	387,236
IDEXX Laboratories, Inc. (2)	807	429,606
Insulet Corp. (1)(2)	1,306	345,685
Intuitive Surgical, Inc. (2)	2,769	803,924
Masimo Corp. (2)	606	95,415
Medtronic PLC	10,101	1,060,504
PerkinElmer, Inc. (1)	1,572	282,347
QIAGEN NV (2)	4,301	213,717
ResMed, Inc.	1,489	367,411
STERIS PLC	699	167,760
Stryker Corp.	3,038	800,057
Teleflex, Inc.	369	124,098
The Cooper Companies, Inc. (1)	605	247,457
Thermo Fisher Scientific, Inc.	4,643	2,525,792
Waters Corp. (2)	432	136,827
West Pharmaceutical Services, Inc.	727	281,407
Zimmer Biomet Holdings, Inc.	3,304	420,236
		15,970,169
Healthcare — Services — 2.1%
Anthem, Inc.	2,269	1,025,248
Catalent, Inc. (2)	2,336	238,365
Centene Corp. (2)	8,018	662,447
DaVita, Inc. (1)(2)	783	88,299
HCA Healthcare, Inc.	2,473	619,017
Humana, Inc.	1,177	511,195
IQVIA Holdings, Inc. (2)	2,235	514,318
Laboratory Corp of America Holdings (2)	1,018	276,143
Molina Healthcare, Inc. (2)	496	152,207
Quest Diagnostics, Inc.	1,337	175,508
Teladoc Health, Inc. (1)(2)	2,150	163,206
UnitedHealth Group, Inc.	7,595	3,614,233
Universal Health Services, Inc. - Class B	577	83,048
		8,123,234

SoFi Select 500 ETF

The accompanying notes are an integral part of these financial statements.	17

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Home Builders — 0.2%
D.R. Horton, Inc.	3,639	$310,771
Lennar Corp. - Class A (1)	2,207	198,365
NVR, Inc. (2)	27	133,878
PulteGroup, Inc. (1)	2,046	101,604
		744,618
Home Furnishings — 0.0% (3)
Whirlpool Corp. (1)	422	84,936

Household Products & Wares — 0.2%
Church & Dwight Co., Inc.	2,256	220,750
Kimberly-Clark Corp.	2,865	372,880
The Clorox Co. (1)	1,404	204,689
		798,319
Insurance — 2.4%
Aflac, Inc.	5,216	318,645
American International Group, Inc.	4,383	268,415
Aon PLC	1,676	489,627
Arch Capital Group Ltd. (2)	3,755	176,898
Arthur J Gallagher & Co.	1,400	221,466
Berkshire Hathaway, Inc. - Class B (2)	8,329	2,677,357
Brown & Brown, Inc.	2,312	156,314
Chubb Ltd.	3,495	711,722
Cincinnati Financial Corp.	983	120,702
CNA Financial Corp.	2,064	94,325
Everest Re Group Ltd.	402	119,884
Globe Life, Inc.	804	81,172
Markel Corp. (2)	97	120,562
Marsh & McLennan Company, Inc.	3,912	607,964
MetLife, Inc.	6,252	422,323
Principal Financial Group, Inc.	1,837	129,766
Prudential Financial, Inc.	5,936	662,814
The Allstate Corp.	2,203	269,559
The Hartford Financial Services Group, Inc.	2,626	182,454
The Progressive Corp.	5,014	531,133
The Travelers Company, Inc.	1,916	329,226
W.R. Berkley Corp.	1,462	132,019
Willis Towers Watson PLC	943	209,629
		9,033,976
Internet — 13.1%
Alphabet, Inc. - Class A (2)	2,696	7,282,273
Alphabet, Inc. - Class C (1)(2)	2,910	7,850,656
Amazon.com, Inc. (2)	6,681	20,519,088
Booking Holdings, Inc. (2)	673	1,461,924
CDW Corp.	1,190	205,227
DoorDash, Inc. - Class A (1)(2)	6,519	684,169
eBay, Inc.	5,590	305,158
Etsy, Inc. (2)	3,413	528,640

	Shares	Value
Common Stocks — 99.7% (Continued)

Internet — 13.1% (Continued)
Expedia Group, Inc. - Class A (2)	444	$87,073
F5, Inc. (1)(2)	610	122,518
GoDaddy, Inc. - Class A (2)	859	71,649
Lyft, Inc. - Class A (2)	2,141	83,371
Meta Platforms, Inc. - Class A (2)	24,480	5,166,014
Netflix, Inc. (1)(2)	5,147	2,030,594
NortonLifeLock, Inc. (1)	3,696	107,110
Okta, Inc. - Class A (1)(2)	1,683	307,720
Palo Alto Networks, Inc. (1)(2)	1,039	617,426
Pinterest, Inc. - Class A (2)	10,553	282,293
Roku, Inc. - Class A (2)	2,066	288,269
Snap, Inc. - Class A (1)(2)	17,073	681,896
Twitter, Inc. (2)	7,080	251,694
Uber Technologies, Inc. (2)	13,331	480,316
VeriSign, Inc. (2)	858	183,372
Wayfair, Inc. - Class A (1)(2)	1,326	186,794
Zillow Group, Inc. - Class C (1)(2)	2,438	140,234
		49,925,478
Iron & Steel — 0.1%
Nucor Corp.	2,030	267,189

Leisure Time — 0.1%
Carnival Corp. (1)(2)	3,275	66,581
Peloton Interactive, Inc. - Class A (1)(2)	7,121	206,936
Royal Caribbean Cruises Ltd. (2)	855	69,016
		342,533
Lodging — 0.2%
Hilton Worldwide Holdings, Inc. (2)	1,218	181,312
Las Vegas Sands Corp. (2)	3,293	141,138
Marriott International, Inc. (2)	1,810	307,953
MGM Resorts International	1,975	87,473
Wynn Resorts Ltd. (2)	272	23,533
		741,409
Machinery — Construction & Mining — 0.2%
Caterpillar, Inc.	3,168	594,253

Machinery — Diversified — 0.7%
Deere & Co.	2,340	842,447
Dover Corp.	1,042	163,448
IDEX Corp.	533	102,283
Ingersoll Rand, Inc.	14,179	716,323
Otis Worldwide Corp.	2,837	222,222
Rockwell Automation, Inc.	846	225,527
Westinghouse Air Brake Technologies Corp.	1,503	139,508
Xylem, Inc.	1,187	105,584
		2,517,342

SoFi Select 500 ETF

18	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Media — 1.5%
Cable One, Inc.	63	$90,270
Charter Communications, Inc. - Class A (1)(2)	1,799	1,082,602
Comcast Corp. - Class A	31,526	1,474,156
DISH Network Corp. - Class A (1)(2)	2,524	80,667
FactSet Research Systems, Inc.	286	116,142
Liberty Broadband Corp. - Class C (2)	4,009	588,120
Paramount Global (1) - Class B	4,223	129,266
Sirius XM Holdings, Inc. (1)	59,259	365,035
The Walt Disney Co. (2)	10,754	1,596,539
		5,522,797
Mining — 0.4%
Freeport-McMoRan, Inc.	22,229	1,043,652
Newmont Corp.	7,762	513,844
		1,557,496
Miscellaneous Manufacturers — 0.9%
3M Co.	4,556	677,249
Eaton Corp PLC	2,475	381,868
General Electric Co. (1)	13,908	1,328,353
Illinois Tool Works, Inc.	2,048	443,064
Parker-Hannifin Corp.	973	288,388
Textron, Inc.	1,315	96,166
Trane Technologies PLC	1,327	204,265
		3,419,353
Office & Business Equipment — 0.0% (3)
Zebra Technologies Corp. (2)	411	169,883

Oil & Gas — 1.4%
Chevron Corp. (1)	9,067	1,305,648
ConocoPhillips	6,415	608,527
EOG Resources, Inc.	3,708	426,123
Exxon Mobil Corp.	19,289	1,512,644
Hess Corp.	819	82,768
Marathon Petroleum Corp.	2,038	158,699
Occidental Petroleum Corp.	2,540	111,074
Phillips 66 (1)	1,813	152,727
Pioneer Natural Resources Co. (1)	2,758	660,817
Valero Energy Corp.	1,813	151,404
		5,170,431
Oil & Gas Services — 0.1%
Baker Hughes Co. - Class A	2,026	59,524
Halliburton Co.	3,798	127,347
Schlumberger NV	7,430	291,553
		478,424
Packaging & Containers — 0.1%
Ball Corp. (1)	2,774	248,939
Packaging Corp of America	632	93,024
Westrock Co.	1,642	74,333
		416,296

	Shares	Value
Common Stocks — 99.7% (Continued)

Pharmaceuticals — 5.1%
AbbVie, Inc.	24,689	$3,648,294
AmerisourceBergen Corp.	892	127,137
Becton Dickinson and Co. (1)	3,109	843,410
Bristol-Myers Squibb Co.	25,183	1,729,317
Cardinal Health, Inc.	3,091	166,945
Cigna Corp.	2,976	707,633
CVS Health Corp.	9,967	1,033,080
Dexcom, Inc. (2)	1,726	714,409
Elanco Animal Health, Inc. (2)	1,586	45,058
Eli Lilly & Co.	8,670	2,167,066
Johnson & Johnson	21,416	3,524,431
McKesson Corp.	895	246,089
Merck & Co., Inc.	22,078	1,690,733
Organon & Co. (1)	2,169	80,969
Pfizer, Inc.	36,843	1,729,410
Viatris, Inc.	5,047	55,567
Zoetis, Inc.	3,922	759,495
		19,269,043
Pipelines — 0.5%
Cheniere Energy, Inc.	4,279	568,679
DT Midstream, Inc.	749	39,772
Kinder Morgan, Inc. (1)	47,365	824,151
ONEOK, Inc. (1)	2,981	194,659
The Williams Companies, Inc. (1)	12,638	395,317
		2,022,578
Private Equity — 0.3%
Blackstone, Inc. - Class A (1)	6,158	784,960
KKR & Co., Inc.	3,785	227,554
		1,012,514
Real Estate — 0.1%
CBRE Group, Inc. (2)	2,353	227,888

Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.	1,687	319,518
American Tower Corp.	3,699	839,192
Annaly Capital Management, Inc.	12,336	85,859
AvalonBay Communities, Inc.	1,049	250,281
Boston Properties, Inc. (1)	1,168	142,858
Crown Castle International Corp.	3,503	583,565
Digital Realty Trust, Inc.	2,621	353,625
Duke Realty Corp.	2,767	146,651
Equinix, Inc.	810	574,881
Equity Residential	2,644	225,533
Essex Property Trust, Inc.	546	173,175
Extra Space Storage, Inc.	1,081	203,390
Healthpeak Properties, Inc.	4,024	124,986
Host Hotels & Resorts, Inc. (2)	2,705	49,420
Invitation Homes, Inc.	6,545	247,401

SoFi Select 500 ETF

The accompanying notes are an integral part of these financial statements.	19

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Real Estate Investment Trusts (REITs) — 2.3% (Continued)
Iron Mountain, Inc. (1)	2,341	$115,130
Mid-America Apartment Communities, Inc.	869	177,806
Orion Office REIT, Inc. (2)	334	5,688
Prologis, Inc.	8,191	1,194,657
Public Storage	1,331	472,532
Realty Income Corp.	3,492	230,786
SBA Communications Corp.	1,534	465,400
Simon Property Group, Inc.	1,981	272,506
Sun Communities, Inc. (1)	1,231	222,811
UDR, Inc.	2,373	130,207
Ventas, Inc.	2,847	153,738
W.P. Carey, Inc.	1,466	113,468
Welltower, Inc. (1)	3,424	285,185
Weyerhaeuser Co.	12,913	502,058
		8,662,307
Retail — 5.1%
Advance Auto Parts, Inc.	529	108,170
AutoZone, Inc. (2)	182	339,137
Best Buy Co., Inc. (1)	2,185	211,158
Burlington Stores, Inc. (2)	409	92,389
CarMax, Inc. (1)(2)	1,077	117,748
Chipotle Mexican Grill, Inc. (2)	262	399,118
Costco Wholesale Corp.	3,953	2,052,595
Darden Restaurants, Inc. (1)	1,432	207,955
Dollar General Corp.	2,495	494,858
Dollar Tree, Inc. (2)	2,169	308,172
Domino’s Pizza, Inc. (1)	319	137,875
Genuine Parts Co.	1,095	133,765
Lowe’s Companies, Inc.	7,840	1,733,110
McDonald’s Corp.	5,088	1,245,390
O’Reilly Automotive, Inc. (2)	611	396,686
Ross Stores, Inc.	6,426	587,272
Starbucks Corp.	10,453	959,481
Target Corp.	4,866	972,081
The Home Depot, Inc.	10,350	3,268,840
The TJX Companies, Inc.	23,384	1,545,682
Tractor Supply Co.	1,162	236,804
Ulta Beauty, Inc. (2)	367	137,442
Walgreens Boots Alliance, Inc.	10,551	486,296
Walmart, Inc.	22,880	3,092,461
Yum! Brands, Inc.	2,167	265,631
		19,530,116
Semiconductors — 7.0%
Advanced Micro Devices, Inc. (2)	27,941	3,446,208
Analog Devices, Inc.	4,571	732,686
Applied Materials, Inc.	10,076	1,352,199
Broadcom, Inc.	4,695	2,758,031

	Shares	Value
Common Stocks — 99.7% (Continued)

Semiconductors — 7.0% (Continued)
Intel Corp.	37,530	$1,790,181
IPG Photonics Corp. (1)(2)	448	58,397
KLA Corp.	1,602	558,297
Lam Research Corp.	1,635	917,807
Marvell Technology, Inc.	7,584	518,215
Microchip Technology, Inc.	6,402	450,253
Micron Technology, Inc.	11,533	1,024,822
NVIDIA Corp.	37,724	9,198,997
Qorvo, Inc. (2)	1,309	179,045
QUALCOMM, Inc.	10,955	1,884,150
Skyworks Solutions, Inc.	1,856	256,444
Teradyne, Inc.	2,136	251,877
Texas Instruments, Inc.	7,559	1,284,954
		26,662,563
Software — 12.5%
Activision Blizzard, Inc.	8,847	721,030
Adobe, Inc. (2)	5,176	2,420,712
Akamai Technologies, Inc. (1)(2)	1,460	158,060
ANSYS, Inc. (2)	781	253,192
Autodesk, Inc. (2)	3,698	814,410
Black Knight, Inc. (2)	1,668	93,725
Broadridge Financial Solutions, Inc.	995	145,479
Cadence Design Systems, Inc. (2)	2,676	405,227
Cerner Corp.	2,461	229,488
Citrix Systems, Inc.	1,214	124,435
Coupa Software, Inc. (2)	856	103,585
DocuSign, Inc. (2)	3,085	365,357
Electronic Arts, Inc.	2,252	292,963
Fidelity National Information Services, Inc.	16,384	1,560,248
Fiserv, Inc. (1)(2)	10,594	1,034,716
HubSpot, Inc. (1)(2)	540	283,500
Intuit, Inc.	2,484	1,178,335
Jack Henry & Associates, Inc. (1)	640	113,152
Microsoft Corp.	73,671	22,012,158
MSCI, Inc.	698	350,180
Oracle Corp.	21,354	1,622,263
Palantir Technologies, Inc. - Class A (2)	22,180	262,833
Paychex, Inc.	2,658	316,461
Paycom Software, Inc. (2)	626	212,345
RingCentral, Inc. - Class A (2)	1,071	140,130
ROBLOX Corp. - Class A (2)	7,525	388,064
Roper Technologies, Inc.	727	325,856
salesforce.com, Inc. (2)	17,397	3,662,590
ServiceNow, Inc. (2)	3,891	2,256,469
Snowflake, Inc. (2)	5,646	1,499,916
Splunk, Inc. (2)	1,113	131,445
SS&C Technologies Holdings, Inc.	2,246	168,383

SoFi Select 500 ETF

20	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Software — 12.5% (Continued)
Synopsys, Inc. (2)	1,596	$498,574
Take-Two Interactive Software, Inc. (1)(2)	1,208	195,696
Twilio, Inc. - Class A (1)(2)	2,300	402,040
Tyler Technologies, Inc. (2)	358	153,317
Unity Software, Inc. (1)(2)	3,448	367,040
Veeva Systems, Inc. - Class A (2)	1,675	383,659
VMware, Inc.	2,068	242,618
Workday, Inc. - Class A (1)(2)	2,572	589,117
Zoom Video Communications, Inc. - Class A (1)(2)	6,918	917,327
		47,396,095
Telecommunications — 2.0%
Arista Networks, Inc. (2)	2,149	263,747
AT&T, Inc.	57,738	1,367,813
Cisco Systems Inc/Delaware	30,983	1,727,922
Corning, Inc.	6,823	275,649
Lumen Technologies, Inc. (1)	11,428	118,394
Motorola Solutions, Inc.	1,273	280,608
T-Mobile US, Inc. (2)	15,515	1,911,603
Ubiquiti, Inc. (1)	761	193,210
Verizon Communications, Inc.	30,872	1,656,900
		7,795,846
Toys, Games & Hobbies — 0.0% (3)
Hasbro, Inc.	1,321	128,203

Transportation — 1.4%
C.H. Robinson Worldwide, Inc. (1)	1,052	101,707
CSX Corp.	15,379	521,502
Expeditors International of Washington, Inc.	1,667	172,301
FedEx Corp. (1)	3,996	888,191
J.B. Hunt Transport Services, Inc. (1)	829	168,229
Norfolk Southern Corp.	1,619	415,306
Old Dominion Freight Line, Inc. (1)	823	258,447
Union Pacific Corp. (1)	4,556	1,120,548
United Parcel Service, Inc. - Class B	7,303	1,536,697
		5,182,928
Water — 0.1%
American Water Works Co., Inc.	1,563	236,154

Total Common Stocks
(Cost $343,362,161)		379,384,954

Short-Term Investments — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 0.026% (4)	876,142	876,142
Total Short-Term Investments
(Cost $876,142)		876,142

	Shares	Value
Investments Purchased with Proceeds from Securities Lending — 10.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.130% (4)	39,261,448	$39,261,448

Total Investments Purchased With Collateral From Securities Lending
(Cost $39,261,448)		39,261,448

Total Investments in Securities — 110.2%
(Cost $383,499,751)		419,522,544
Other Liabilities in Excess of Assets - (10.2)%		(38,876,917)
Total Net Assets — 100.0%		$380,645,627

(1)This security or a portion of this security was out on loan as of February 28, 2022. Total loaned securities had a value of $38,627,847 or 10.1% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The rate shown is the annualized seven-day effective yield as of February 28, 2022.

SoFi Next 500 ETF

The accompanying notes are an integral part of these financial statements.	21

SCHEDULE OF INVESTMENTS at February 28, 2022

	Shares	Value
Common Stocks — 99.7%

Advertising — 0.3%
The Interpublic Group of Companies, Inc.	3,691	$135,829

Aerospace & Defense — 0.8%
BWX Technologies, Inc.	1,122	59,937
HEICO Corp. (1)	470	69,330
Hexcel Corp.	699	40,472
Howmet Aerospace, Inc.	3,169	113,830
Mercury Systems, Inc. (2)	909	54,740
Spirit AeroSystems Holdings, Inc.	707	35,350
		373,659
Agriculture — 0.6%
Bunge Ltd.	1,614	168,744
Darling Ingredients, Inc. (2)	1,832	132,783
		301,527
Airlines — 0.3%
Alaska Air Group, Inc. (2)	809	45,417
American Airlines Group, Inc. (1)(2)	3,204	55,269
JetBlue Airways Corp. (2)	1,954	29,838
		130,524
Apparel — 1.2%
Capri Holdings Ltd. (2)	1,098	74,379
Carter’s, Inc.	374	36,158
Columbia Sportswear Co.	660	61,195
Deckers Outdoor Corp. (2)	307	88,612
Hanesbrands, Inc. (1)	5,886	90,939
PVH Corp.	455	44,540
Ralph Lauren Corp. - Class A	391	51,628
Skechers U.S.A., Inc. - Class A (2)	1,288	59,222
Tapestry, Inc.	2,399	98,119
		604,792
Auto Parts & Equipment — 0.8%
Allison Transmission Holdings, Inc.	987	39,421
BorgWarner, Inc. (1)	2,516	103,181
Fox Factory Holding Corp. (1)(2)	504	59,482
Gentex Corp. (1)	2,420	73,253
Lear Corp. (1)	740	116,432
		391,769
Banks — 4.4%
Bank OZK	1,180	55,484
BOK Financial Corp. (1)	650	66,755
Comerica, Inc.	1,135	108,381
Commerce Bancshares, Inc. (1)	1,176	84,413
Cullen/Frost Bankers, Inc. (1)	575	80,920
East West Bancorp, Inc.	1,289	112,865
First Citizens BancShares, Inc. - Class A (1)	102	80,422
First Financial Bankshares, Inc.	1,556	74,564
First Horizon National Corp.	8,595	201,811
Glacier Bancorp, Inc. (1)	1,161	64,319

	Shares	Value
Common Stocks — 99.7% (Continued)

Banks — 4.4% (Continued)
Home BancShares, Inc. (1)	1,599	$37,433
M&T Bank Corp. (1)	1,179	214,849
Pinnacle Financial Partners, Inc.	769	77,731
Prosperity Bancshares, Inc. (1)	1,304	97,096
Signature Bank	570	196,587
Synovus Financial Corp.	1,439	75,763
UMB Financial Corp.	462	47,059
United Bankshares, Inc.	1,575	57,676
Valley National Bancorp (1)	4,124	57,612
Webster Financial Corp.	1,595	96,035
Western Alliance Bancorp	1,076	100,864
Wintrust Financial Corp.	571	56,735
Zions Bancorp N.A.	1,446	102,507
		2,147,881
Beverages — 0.3%
Molson Coors Brewing Co. - Class B	1,383	72,165
The Boston Beer Co., Inc. - Class A (1)(2)	178	68,256
		140,421
Biotechnology — 4.4%
Arrowhead Pharmaceuticals, Inc. (1)(2)	675	29,700
Blueprint Medicines Corp. (1)(2)	1,957	118,496
Bridgebio Pharma, Inc. (1)(2)	1,061	8,276
Denali Therapeutics, Inc. (1)(2)	3,976	129,459
Exelixis, Inc. (2)	3,300	67,749
Fate Therapeutics, Inc. (2)	2,837	98,018
Guardant Health, Inc. (2)	1,094	72,499
Halozyme Therapeutics, Inc. (1)(2)	2,667	94,599
Horizon Therapeutics PLC (2)	4,200	382,914
ImmunityBio, Inc. (1)(2)	10,627	72,689
Ionis Pharmaceuticals, Inc. (2)	1,007	33,614
Mirati Therapeutics, Inc. (2)	1,621	143,118
NeoGenomics, Inc. (1)(2)	1,802	38,581
Novavax, Inc. (1)(2)	3,137	261,532
Royalty Pharma PLC - Class A	4,720	185,307
Twist Bioscience Corp. (1)(2)	976	54,597
Ultragenyx Pharmaceutical, Inc. (1)(2)	1,770	119,156
United Therapeutics Corp. (2)	864	143,597
Vir Biotechnology, Inc. (1)(2)	4,255	107,183
		2,161,084
Building Materials — 2.3%
Armstrong World Industries, Inc.	495	43,758
Builders FirstSource, Inc. (2)	2,608	194,087
Eagle Materials, Inc.	659	90,171
Fortune Brands Home & Security, Inc.	1,449	125,918
Lennox International, Inc. (1)	365	97,430
Louisiana-Pacific Corp. (1)	2,314	166,492
MDU Resources Group, Inc.	2,132	57,074

SoFi Next 500 ETF

22	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Building Materials — 2.3% (Continued)
Mohawk Industries, Inc. (2)	627	$88,269
Owens Corning (1)	1,048	97,663
The AZEK Co., Inc. - Class A (2)	1,364	40,224
Trex Co., Inc. (2)	1,345	123,525
		1,124,611
Chemicals — 1.9%
Ashland Global Holdings, Inc.	486	44,848
Axalta Coating Systems Ltd. (2)	2,405	65,031
CF Industries Holdings, Inc.	1,998	162,217
Huntsman Corp.	2,022	81,770
Olin Corp.	619	31,885
RPM International, Inc.	1,389	117,468
The Mosaic Co. (1)	4,459	233,785
Valvoline, Inc. (1)	1,684	54,444
Westlake Chemical Corp.	1,309	144,396
		935,844
Commercial Services — 5.0%
ADT, Inc.	7,780	56,872
Affirm Holdings, Inc. - Class A (1)(2)	2,818	117,905
ASGN, Inc. (2)	567	62,818
Bright Horizons Family Solutions, Inc. (2)	838	109,476
Chegg, Inc. (1)(2)	6,010	187,933
Dun & Bradstreet Holdings, Inc. (2)	8,392	155,755
Euronet Worldwide, Inc. (1)(2)	1,722	220,812
FTI Consulting, Inc. (1)(2)	356	51,976
Grand Canyon Education, Inc. (1)(2)	525	45,586
GXO Logistics, Inc. (1)(2)	1,451	121,782
HealthEquity, Inc. (1)(2)	1,005	53,979
ManpowerGroup, Inc.	1,261	134,019
Nielsen Holdings PLC	12,111	210,974
Paylocity Holding Corp. (2)	743	157,843
Quanta Services, Inc.	1,344	146,415
R1 RCM, Inc. (1)(2)	6,111	166,158
Robert Half International, Inc.	947	113,915
Service Corp. International	1,759	107,035
Terminix Global Holdings, Inc. (2)	2,030	86,397
TriNet Group, Inc. (2)	735	64,173
WEX, Inc. (2)	422	71,111
		2,442,934
Computers — 1.9%
Amdocs Ltd.	1,409	110,888
CACI International, Inc. (2)	262	73,305
DXC Technology Co. (1)(2)	2,327	79,188
Genpact Ltd.	1,960	82,006
Lumentum Holdings, Inc. (1)(2)	2,012	198,906
Maximus, Inc.	695	54,808
NCR Corp. (1)(2)	3,569	144,616
Parsons Corp. (2)	1,071	37,121

	Shares	Value
Common Stocks — 99.7% (Continued)

Computers — 1.9% (Continued)
Pure Storage, Inc. (2)	3,470	$90,012
Science Applications International Corp. (1)	651	57,086
		927,936
Cosmetics & Personal Care — 0.1%
Coty, Inc. (1)(2)	6,151	56,405

Distribution & Wholesale — 0.9%
IAA, Inc. (2)	1,424	52,317
Pool Corp.	448	205,444
SiteOne Landscape Supply, Inc. (2)	491	84,663
Watsco, Inc.	346	94,479
		436,903
Diversified Financial Services — 4.4%
Affiliated Managers Group, Inc.	903	124,939
Air Lease Corp.	1,116	46,604
Ally Financial, Inc.	3,530	176,147
Apollo Global Management, Inc. (1)	5,620	366,761
Credit Acceptance Corp. (1)(2)	165	90,770
Evercore, Inc. - Class A	482	61,219
Interactive Brokers Group, Inc. - Class A	989	65,452
Invesco Ltd.	4,843	102,865
Jefferies Financial Group, Inc.	3,257	115,754
Lazard Ltd.	1,238	42,810
LPL Financial Holdings, Inc.	769	139,150
OneMain Holdings, Inc.	1,489	75,909
SEI Investments Co.	1,493	87,460
SLM Corp.	3,248	63,986
Stifel Financial Corp.	1,098	80,703
Tradeweb Markets, Inc. - Class A	1,430	120,806
Upstart Holdings, Inc. (2)	2,422	382,652
		2,143,987
Electric — 1.4%
Black Hills Corp. (1)	682	47,733
Hawaiian Electric Industries, Inc.	1,049	42,988
IDACORP, Inc.	531	55,198
NRG Energy, Inc. (1)	2,648	100,200
OGE Energy Corp.	2,373	89,106
Ormat Technologies, Inc. (1)	604	43,096
Pinnacle West Capital Corp.	1,246	88,254
PNM Resources, Inc.	1,054	47,609
Portland General Electric Co.	973	49,399
Vistra Corp.	4,999	114,077
		677,660
Electrical Components & Equipment — 0.9%
Acuity Brands, Inc.	306	55,805
Generac Holdings, Inc. (2)	771	243,228
Littelfuse, Inc.	262	67,651
Universal Display Corp.	521	80,708
		447,392

SoFi Next 500 ETF

The accompanying notes are an integral part of these financial statements.	23

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Electronics — 2.6%
Allegion PLC (1)	893	$102,266
Arrow Electronics, Inc. (2)	1,175	143,209
Avnet, Inc.	1,260	53,008
Coherent, Inc. (2)	111	29,340
Hubbell, Inc.	507	90,373
II-VI, Inc. (1)(2)	2,900	201,434
Jabil, Inc.	2,074	119,898
National Instruments Corp.	1,483	59,542
nVent Electric PLC	2,505	84,995
Sensata Technologies Holding PLC (2)	1,706	98,794
SYNNEX Corp.	533	54,275
Trimble, Inc. (2)	2,529	176,398
Woodward, Inc.	538	67,051
		1,280,583
Energy — Alternate Sources — 1.5%
Enphase Energy, Inc. (2)	2,156	359,405
First Solar, Inc. (2)	1,743	131,230
NextEra Energy Partners LP (1)	1,269	98,995
Plug Power, Inc. (1)(2)	3,437	86,922
Sunrun, Inc. (2)	1,575	42,966
		719,518
Engineering & Construction — 1.2%
AECOM	1,547	112,405
EMCOR Group, Inc.	570	65,858
Exponent, Inc.	527	49,938
Frontdoor, Inc. (1)(2)	985	29,599
MasTec, Inc. (1)(2)	632	49,776
TopBuild Corp. (2)	360	77,285
WillScot Mobile Mini Holdings Corp. (2)	5,518	196,055
		580,916
Entertainment — 1.4%
Caesars Entertainment, Inc. (2)	927	78,044
Churchill Downs, Inc.	920	221,601
Marriott Vacations Worldwide Corp. (1)	320	51,414
Penn National Gaming, Inc. (2)	632	32,453
Vail Resorts, Inc.	1,171	305,104
		688,616
Environmental Control — 0.6%
Clean Harbors, Inc. (2)	507	48,383
Pentair PLC	1,688	97,752
Stericycle, Inc. (1)(2)	1,233	71,958
Tetra Tech, Inc.	566	89,864
		307,957
Food — 2.1%
Albertsons Cos, Inc. (1)	6,211	181,051
Beyond Meat, Inc. (1)(2)	702	32,839
Flowers Foods, Inc.	2,420	66,332

	Shares	Value
Common Stocks — 99.7% (Continued)

Food — 2.1% (Continued)
Ingredion, Inc.	688	$61,053
Lamb Weston Holdings, Inc. (1)	1,447	96,124
Lancaster Colony Corp.	285	47,940
Performance Food Group Co. (2)	1,628	91,233
Pilgrim’s Pride Corp. (2)	3,429	80,856
Post Holdings, Inc. (1)(2)	1,808	190,093
The Hain Celestial Group, Inc. (2)	2,952	107,335
US Foods Holding Corp. (1)(2)	2,190	85,607
		1,040,463
Food Service — 0.1%
Aramark	1,911	70,631

Gas — 1.2%
National Fuel Gas Co.	1,083	67,406
NiSource, Inc.	12,521	362,233
ONE Gas, Inc.	547	45,450
Southwest Gas Holdings, Inc.	656	46,537
UGI Corp. (1)	2,126	81,723
		603,349
Hand & Machine Tools — 0.5%
Lincoln Electric Holdings, Inc.	544	69,338
MSA Safety, Inc.	390	54,249
Regal Rexnord Corp.	682	109,359
		232,946
Healthcare — Products — 4.2%
10X Genomics, Inc. - Class A (2)	414	33,729
Adaptive Biotechnologies Corp. (2)	1,601	23,102
Avantor, Inc. (1)(2)	10,301	357,342
Bio-Techne Corp.	442	185,379
Bruker Corp.	1,527	107,455
Envista Holdings Corp. (1)(2)	2,632	126,336
Globus Medical, Inc. - Class A (2)	783	55,061
Henry Schein, Inc. (2)	1,336	115,404
ICU Medical, Inc. (2)	228	53,974
Inspire Medical Systems, Inc. (2)	408	99,576
Integra LifeSciences Holdings Corp. (1)(2)	1,028	68,938
Natera, Inc. (1)(2)	1,012	66,539
Neogen Corp. (2)	1,142	40,769
Nevro Corp. (2)	338	24,235
Omnicell, Inc. (1)(2)	464	59,986
Penumbra, Inc. (2)	454	100,670
Quidel Corp. (1)(2)	1,911	202,165
Repligen Corp. (2)	1,022	201,027
STAAR Surgical Co. (2)	536	42,515
Tandem Diabetes Care, Inc. (2)	962	108,350
		2,072,552

SoFi Next 500 ETF

24	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Healthcare — Services — 1.7%
Amedisys, Inc. (2)	416	$66,660
Charles River Laboratories International, Inc. (2)	551	160,429
Chemed Corp.	181	86,570
Encompass Health Corp.	1,057	69,783
Invitae Corp. (1)(2)	2,519	27,180
LHC Group, Inc. (1)(2)	361	49,157
Medpace Holdings, Inc. (2)	471	72,049
Oak Street Health, Inc. (1)(2)	3,505	61,373
Sotera Health Co. (2)	5,333	116,633
Syneos Health, Inc. (1)(2)	1,294	102,485
		812,319
Home Builders — 0.3%
Thor Industries, Inc. (1)	621	56,201
Toll Brothers, Inc. (1)	1,193	64,732
		120,933
Home Furnishings — 0.4%
Dolby Laboratories, Inc. - Class A	725	54,447
Leggett & Platt, Inc.	1,160	43,013
Tempur Sealy International, Inc.	2,712	89,523
		186,983
Household Products & Wares — 0.6%
Avery Dennison Corp.	859	151,356
Helen of Troy Ltd. (2)	326	67,048
Reynolds Consumer Products, Inc. (1)	2,477	73,740
		292,144
Housewares — 0.4%
Newell Brands, Inc.	3,090	73,387
The Scotts Miracle-Gro Co. (1)	748	104,765
		178,152
Insurance — 3.6%
American Financial Group, Inc.	984	133,224
Assurant, Inc.	640	108,614
Axis Capital Holdings Ltd.	979	53,473
Equitable Holdings, Inc.	7,751	253,148
Erie Indemnity Co. - Class A (1)	522	91,402
Essent Group Ltd.	1,214	53,635
Fidelity National Financial, Inc.	3,756	178,936
First American Financial Corp.	1,186	79,509
Kemper Corp.	702	37,515
Lincoln National Corp.	2,279	153,650
MGIC Investment Corp.	3,300	50,094
Old Republic International Corp.	3,006	79,208
Primerica, Inc.	421	54,684
Radian Group, Inc.	1,916	45,792
Reinsurance Group of America, Inc.	712	78,932
RLI Corp.	468	47,502
Selective Insurance Group, Inc.	640	53,242

	Shares	Value
Common Stocks — 99.7% (Continued)

Insurance — 3.6% (Continued)
The Hanover Insurance Group, Inc.	348	$48,549
Unum Group	2,261	63,127
Voya Financial, Inc. (1)	1,370	92,270
		1,756,506
Internet — 1.3%
Airbnb, Inc. - Class A (2)	745	112,860
Anaplan, Inc. (2)	2,014	95,403
Bumble, Inc. - Class A (1)(2)	1,258	32,243
Chewy, Inc. - Class A (1)(2)	1,777	83,768
ContextLogic, Inc. - Class A (1)(2)	4,297	10,184
Opendoor Technologies, Inc. (2)	6,045	50,476
Q2 Holdings, Inc. (1)(2)	749	48,722
TripAdvisor, Inc. - Class A (2)	834	21,217
Zendesk, Inc. (1)(2)	1,708	199,272
		654,145
Iron & Steel — 1.4%
Cleveland-Cliffs, Inc. (1)(2)	17,137	383,183
Reliance Steel & Aluminum Co.	530	101,161
Steel Dynamics, Inc. (1)	1,937	136,714
United States Steel Corp. (1)	2,147	58,420
		679,478
Leisure Time — 1.3%
Brunswick Corp.	1,617	154,456
Harley-Davidson, Inc. (1)	4,413	182,257
Norwegian Cruise Line Holdings Ltd. (1)(2)	1,975	38,492
Planet Fitness, Inc. - Class A (1)(2)	1,194	101,048
Polaris, Inc. (1)	845	102,676
YETI Holdings, Inc. (2)	1,271	78,243
		657,172
Lodging — 0.4%
Boyd Gaming Corp. (2)	934	66,258
Choice Hotels International, Inc.	487	70,298
Wyndham Hotels & Resorts, Inc. (1)	788	68,091
		204,647
Machinery — Construction & Mining — 0.3%
Oshkosh Corp. (1)	574	63,737
Vertiv Holdings Co.	4,664	60,725
		124,462
Machinery — Diversified — 2.1%
AGCO Corp.	1,024	123,044
Cognex Corp.	2,164	146,200
Colfax Corp. (2)	3,128	125,777
Curtiss-Wright Corp.	402	59,303
Flowserve Corp.	1,261	38,297
Gates Industrial Corp. PLC (2)	3,156	49,991
Graco, Inc.	1,746	125,869
Nordson Corp.	598	135,441

SoFi Next 500 ETF

The accompanying notes are an integral part of these financial statements.	25

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Machinery — Diversified — 2.1% (Continued)
The Middleby Corp. (1)(2)	533	$94,671
The Toro Co.	1,191	111,728
Zurn Water Solutions Corp.	1,220	39,674
		1,049,995
Media — 1.1%
Altice USA, Inc. - Class A (2)	3,662	42,333
Discovery, Inc. - Class A (1)(2)	1,677	47,040
Fox Corp. - Class A (1)	3,795	158,745
News Corp. - Class A	3,148	70,263
Nexstar Media Group, Inc.	809	149,705
The New York Times Co. - Class A (1)	1,914	84,197
		552,283
Metal Fabricate & Hardware — 0.7%
Advanced Drainage Systems, Inc. (1)	1,084	126,525
Crane Co.	594	60,041
RBC Bearings, Inc. (1)(2)	225	43,616
The Timken Co.	702	46,023
Valmont Industries, Inc.	220	47,619
		323,824
Mining — 0.6%
Alcoa Corp.	2,482	186,994
Royal Gold, Inc.	845	102,465
		289,459
Miscellaneous Manufacturers — 1.1%
A.O. Smith Corp. - Class A	1,306	89,566
Axon Enterprise, Inc. (2)	1,323	185,551
Carlisle Companies, Inc.	454	107,780
Donaldson Co., Inc.	1,201	65,178
ITT, Inc.	989	86,903
		534,978
Office & Business Equipment — 0.1%
Xerox Holdings Corp. (1)	1,777	35,025

Oil & Gas — 1.7%
APA Corp.	2,739	97,591
Continental Resources, Inc. (1)	2,481	137,522
Coterra Energy, Inc. (1)	5,049	117,793
Devon Energy Corp. (1)	2,431	144,766
Diamondback Energy, Inc.	673	92,941
EQT Corp.	2,184	50,538
HollyFrontier Corp. (1)	1,223	37,240
Marathon Oil Corp.	4,581	103,347
Texas Pacific Land Corp.	54	64,192
		845,930
Oil & Gas Services — 0.1%
NOV, Inc. (1)	2,934	50,318

	Shares	Value
Common Stocks — 99.7% (Continued)

Packaging & Containers — 1.3%
AptarGroup, Inc.	692	$84,341
Berry Global Group, Inc. (2)	1,711	103,772
Crown Holdings, Inc.	1,406	172,474
Graphic Packaging Holding Co.	3,222	66,309
Sealed Air Corp.	1,468	98,547
Silgan Holdings, Inc.	1,335	55,910
Sonoco Products Co. (1)	1,017	59,718
		641,071
Pharmaceuticals — 1.1%
Herbalife Nutrition Ltd. (1)(2)	1,380	49,101
Jazz Pharmaceuticals PLC (2)	760	104,439
Neurocrine Biosciences, Inc. (2)	2,448	220,002
Perrigo Co. PLC	1,539	54,665
Sarepta Therapeutics, Inc. (2)	1,131	86,646
		514,853
Pipelines — 0.4%
New Fortress Energy, Inc. (1)	3,777	104,207
Targa Resources Corp.	1,362	89,034
		193,241
Private Equity — 0.6%
Ares Management Corp.	1,917	155,450
The Carlyle Group, Inc.	3,304	154,858
		310,308
Real Estate — 0.5%
Compass, Inc. - Class A (2)	6,182	47,045
Jones Lang LaSalle, Inc. (2)	472	116,216
Redfin Corp. (2)	1,495	32,337
The Howard Hughes Corp. (2)	387	36,989
		232,587
Real Estate Investment Trusts (REITs) — 8.1%
AGNC Investment Corp. (1)	5,065	65,389
Agree Realty Corp. (1)	932	59,788
American Campus Communities, Inc.	1,338	71,998
American Homes 4 Rent - Class A	3,139	119,313
Americold Realty Trust (1)	4,405	117,702
Apartment Income REIT Corp.	1,355	69,932
Blackstone Mortgage Trust, Inc. (1)	1,607	51,070
Brixmor Property Group, Inc.	2,796	70,236
Camden Property Trust	1,043	172,210
Cousins Properties, Inc. (1)	2,103	81,239
CubeSmart	2,092	100,855
CyrusOne, Inc.	1,272	114,925
Douglas Emmett, Inc.	1,637	51,893
EastGroup Properties, Inc.	447	85,270
Equity LifeStyle Properties, Inc.	1,862	138,942
Federal Realty Investment Trust	690	81,130
First Industrial Realty Trust, Inc.	1,337	76,984

SoFi Next 500 ETF

26	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Real Estate Investment Trusts (REITs) — 8.1% (Continued)
Gaming and Leisure Properties, Inc.	2,532	$114,978
Healthcare Realty Trust, Inc.	1,687	43,997
Healthcare Trust of America, Inc.	2,986	87,759
Highwoods Properties, Inc. (1)	1,205	52,538
Hudson Pacific Properties, Inc.	3,825	100,980
JBG SMITH Properties	1,079	28,788
Kilroy Realty Corp.	1,322	94,682
Kimco Realty Corp. (1)	4,497	105,814
Lamar Advertising Co. - Class A	809	88,230
Life Storage, Inc.	832	105,323
Medical Properties Trust, Inc.	20,430	415,546
MGM Growth Properties, LLC - Class A	1,189	45,027
National Retail Properties, Inc.	1,918	81,726
New Residential Investment Corp.	3,117	32,354
Omega Healthcare Investors, Inc. (1)	2,849	80,256
PS Business Parks, Inc. (1)	283	45,079
Rayonier, Inc.	1,702	67,569
Regency Centers Corp. (1)	1,868	123,083
Rexford Industrial Realty, Inc.	1,555	109,052
SL Green Realty Corp.	683	54,307
STAG Industrial, Inc. - Class A	2,538	98,881
Starwood Property Trust, Inc.	2,890	68,898
STORE Capital Corp.	2,945	90,470
Terreno Realty Corp.	735	50,561
VICI Properties, Inc.	7,972	222,897
Vornado Realty Trust	2,018	87,339
		4,025,010
Retail — 4.1%
American Eagle Outfitters, Inc. (1)	1,636	34,487
AutoNation, Inc. (1)(2)	774	88,747
Bath & Body Works, Inc. (1)(2)	3,940	210,278
BJ’s Wholesale Club Holdings, Inc. (2)	1,712	107,633
Carvana Co. - Class A (1)(2)	954	143,548
Casey’s General Stores, Inc.	349	65,640
Five Below, Inc. (2)	620	101,438
Floor & Decor Holdings, Inc. (2)	1,266	121,055
Foot Locker, Inc. (1)	979	30,956
Freshpet, Inc. (1)(2)	902	85,897
GameStop Corp. (1)(2)	679	83,748
Kohl’s Corp. (1)	1,688	93,887
Lithia Motors, Inc. - Class A (1)	308	104,973
MSC Industrial Direct Co., Inc. - Class A	455	35,253
Nordstrom, Inc. (1)(2)	1,124	23,312
Ollie’s Bargain Outlet Holdings, Inc. (1)(2)	941	40,632
Penske Automotive Group, Inc.	759	74,602
Qurate Retail, Inc. - Series A (1)	6,528	35,969
RH (1)(2)	247	99,262

	Shares	Value
Common Stocks — 99.7% (Continued)

Retail — 4.1% (Continued)
Texas Roadhouse, Inc.	888	$84,280
The Gap, Inc. (1)	2,950	42,923
The Wendy’s Co.	2,302	52,347
Victoria’s Secret & Co. (1)(2)	1,296	69,505
Williams-Sonoma, Inc. (1)	951	137,762
Wingstop, Inc.	374	54,361
		2,022,495
Savings & Loans — 0.4%
New York Community Bancorp, Inc. (1)	5,109	58,958
People’s United Financial, Inc.	4,524	95,366
TFS Financial Corp.	2,935	50,394
		204,718
Semiconductors — 3.6%
Azenta, Inc.	1,341	117,364
Cirrus Logic, Inc. (2)	760	66,021
CMC Materials, Inc.	381	70,649
Entegris, Inc. (1)	1,706	222,599
Lattice Semiconductor Corp. (2)	1,828	114,469
MKS Instruments, Inc. (1)	839	126,353
Monolithic Power Systems, Inc.	757	347,236
ON Semiconductor Corp. (2)	5,497	344,167
Semtech Corp. (2)	967	67,091
Silicon Laboratories, Inc. (1)(2)	1,175	180,609
Wolfspeed, Inc. (1)(2)	1,023	105,083
		1,761,641
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	426	87,074

Software — 11.0%
ACI Worldwide, Inc. (2)	1,434	48,068
Alteryx, Inc. - Class A (1)(2)	680	42,364
Aspen Technology, Inc. (1)(2)	933	142,199
Avalara, Inc. (1)(2)	1,276	132,589
Bentley Systems, Inc. - Class B (1)	3,060	117,473
Bill.com Holdings, Inc. (1)(2)	999	237,642
Blackline, Inc. (1)(2)	838	63,110
C3.ai, Inc. - Class A (2)	1,613	36,163
CDK Global, Inc.	1,225	55,542
Ceridian HCM Holding, Inc. (1)(2)	2,234	162,881
Change Healthcare, Inc. (2)	5,645	120,916
Cloudflare, Inc. - Class A (1)(2)	3,748	436,342
Concentrix Corp.	626	125,131
Consensus Cloud Solutions, Inc. (2)	181	10,074
Datadog, Inc. - Class A (1)(2)	5,088	819,728
Digital Turbine, Inc. (1)(2)	2,954	143,210
Dropbox, Inc. - Class A (2)	3,316	75,240
Dynatrace, Inc. (1)(2)	4,590	203,888

SoFi Next 500 ETF

The accompanying notes are an integral part of these financial statements.	27

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Software — 11.0% (Continued)
Elastic NV (2)	1,541	$133,528
Everbridge, Inc. (2)	496	19,602
Fair Isaac Corp. (2)	359	169,157
Fastly, Inc. - Class A (1)(2)	1,642	30,541
Five9, Inc. (2)	512	56,320
Guidewire Software, Inc. (2)	1,138	100,315
Manhattan Associates, Inc. (2)	581	77,668
MongoDB, Inc. (1)(2)	938	358,307
N-able, Inc. (1)(2)	3,731	43,168
nCino, Inc. (1)(2)	1,516	69,630
Nuance Communications, Inc. (2)	8,573	475,973
Nutanix, Inc. (2)	2,099	56,043
Pegasystems, Inc. (1)	1,150	100,188
PTC, Inc. (2)	3,373	375,347
Smartsheet, Inc. (2)	1,776	94,430
SolarWinds Corp. (1)	4,027	54,566
Teradata Corp. (2)	1,760	87,982
Ziff Davis, Inc. (1)(2)	555	55,833
Zynga, Inc. (2)	7,388	67,083
		5,398,241
Telecommunications — 0.6%
Ciena Corp. (2)	1,688	115,493
Iridium Communications, Inc. (2)	1,604	63,503
Juniper Networks, Inc.	3,518	118,873
		297,869

Toys, Games & Hobbies — 0.2%
Mattel, Inc. (2)	4,408	110,112

Transportation — 0.7%
Knight-Swift Transportation Holdings, Inc.	1,676	91,309
Landstar System, Inc.	391	60,374
Saia, Inc. (2)	284	81,573
XPO Logistics, Inc. (2)	1,451	105,459
		338,715
Water — 0.4%
Essential Utilities, Inc.	4,497	211,854

Total Common Stocks
(Cost $48,302,830)		48,877,231

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 0.026% (3)	97,879	97,879

Total Short-Term Investments
(Cost $97,879)		97,879

	Shares	Value

Investments Purchased With Collateral From Securities Lending — 31.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.130% (3)	15,289,751	$15,289,751

Total Investments Purchased With Collateral From Securities Lending
(Cost $15,289,751)		15,289,751

Total Investments in Securities — 131.1%
(Cost $63,690,460)		64,264,861
Other Liabilities in Excess of Assets - (31.1)%		(15,257,206)
Total Net Assets — 100.0%		$49,007,655

(1)This security or a portion of this security was out on loan as of February 28, 2022. Total loaned securities had a value of $15,013,644 or 30.6% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)The rate shown is the annualized seven-day effective yield as of February 28, 2022.

SoFi Social 50 ETF

28	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022

	Shares	Value
Common Stocks — 99.9%

Aerospace & Defense — 1.9%
The Boeing Co. (1)	1,898	$389,735

Airlines — 3.0%
American Airlines Group, Inc. (1)(2)	11,354	195,856
Delta Air Lines, Inc. (1)(2)	7,427	296,486
Southwest Airlines Co. (1)(2)	2,826	123,779
		616,121
Apparel — 0.4%
Nike, Inc. - Class B (2)	626	85,480

Auto Manufacturers — 18.2%
Ford Motor Co.	32,464	570,068
NIO, Inc. - ADR (1)	21,210	484,436
Rivian Automotive, Inc. - Class A (1)(2)	20,848	1,408,491
Tesla, Inc. (1)	1,468	1,277,791
		3,740,786
Beverages — 0.9%
The Coca-Cola Co.	2,875	178,940

Biotechnology — 1.3%
Moderna, Inc. (1)	1,701	261,274

Commercial Services — 2.9%
PayPal Holdings, Inc. (1)	1,682	188,266
Square, Inc. - Class A (1)(2)	3,246	413,865
		602,131
Computers — 6.3%
Apple, Inc.	7,869	1,299,329

Diversified Financial Services — 2.0%
Coinbase Global, Inc. - Class A (1)	2,113	403,097

Entertainment — 6.0%
AMC Entertainment Holdings, Inc. (1)(2)	64,888	1,223,788

Food — 0.3%
Beyond Meat, Inc. (1)(2)	1,328	62,124

Insurance — 2.3%
Berkshire Hathaway, Inc. - Class B (1)	1,457	468,353

Internet — 16.7%
Airbnb, Inc. - Class A (1)	2,404	364,182
Alibaba Group Holding Ltd. - ADR (1)	3,325	349,757
Alphabet, Inc. - Class A (1)	278	750,917
Amazon.com, Inc. (1)	354	1,087,226
Meta Platforms, Inc. - Class A (1)	1,791	377,954
Netflix, Inc. (1)(2)	644	254,071
Shopify, Inc. - Class A (1)	357	247,851
		3,431,958

	Shares	Value
Common Stocks — 99.9% (Continued)

Leisure Time — 1.9%
Carnival Corp. (1)(2)	14,428	$293,321
Virgin Galactic Holdings, Inc. (1)(2)	9,862	95,464
		388,785
Media — 4.5%
The Walt Disney Co. (1)	6,245	927,133

Miscellaneous Manufacturers — 0.4%
General Electric Co. (2)	895	85,481

Oil & Gas — 1.3%
Exxon Mobil Corp.	3,275	256,826

Pharmaceuticals — 3.9%
Aurora Cannabis, Inc. (1)	21,113	80,229
Canopy Growth Corp. (1)(2)	4,414	31,428
Johnson & Johnson	917	150,911
Pfizer, Inc.	6,181	290,136
Sundial Growers, Inc. (1)(2)	281,594	145,668
Tilray Brands, Inc. (1)(2)	18,289	111,563
		809,935
Retail — 8.1%
Costco Wholesale Corp.	790	410,207
GameStop Corp. (1)(2)	6,599	813,921
Starbucks Corp.	1,673	153,565
Target Corp.	672	134,245
Walmart, Inc.	1,081	146,108
		1,658,046
Semiconductors — 7.7%
Advanced Micro Devices, Inc. (1)	4,841	597,089
NVIDIA Corp.	4,065	991,250
		1,588,339
Software — 7.8%
BlackBerry Ltd. (1)	15,523	106,643
Microsoft Corp.	3,199	955,829
Palantir Technologies, Inc. - Class A (1)	38,851	460,384
Zoom Video Communications, Inc. - Class A (1)(2)	654	86,721
		1,609,577
Telecommunications — 2.1%
AT&T, Inc.	13,700	324,553
Nokia Oyj - ADR (1)	20,111	107,594
		432,147
Total Common Stocks
(Cost $25,730,949)		20,519,385

SoFi Social 50 ETF

The accompanying notes are an integral part of these financial statements.	29

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Short-Term Investments — 0.1%

Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 0.026% (3)	10,479	$10,479

Total Short-Term Investments
(Cost $10,479)		10,479

Investments Purchased With Collateral From Securities Lending — 22.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.130% (3)	4,594,344	4,594,344

Total Investments Purchased With Collateral From Securities Lending
(Cost $4,594,344)		4,594,344

Total Investments in Securities — 122.3%
(Cost $30,335,772)		25,124,208
Other Liabilities in Excess of Other Assets - (22.3)%		(4,582,555)
Total Net Assets — 100.0%		$20,541,653

ADRAmerican Depositary Receipt

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of February 28, 2022. Total loaned securities had a value of $4,618,918 or 22.5% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)The rate shown is the annualized seven-day effective yield as of February 28, 2022.

SoFi Gig Economy ETF

30	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022

	Shares	Value
Common Stocks — 99.4%

Advertising — 0.6%
The Trade Desk, Inc. - Class A (1)	1,092	$93,169

Applications Software — 4.7%
Materialise NV - ADR (1)(2)	11,928	246,790
Microsoft Corp.	578	172,701
Monday.com Ltd. (1)(2)	2,345	372,550
		792,041
Auto Manufacturers — 1.1%
Rivian Automotive, Inc. - Class A (1)(2)	1,557	105,191
Tesla, Inc. (1)	98	85,302
		190,493
Commercial Services — Finance — 7.5%
Adyen NV (1)	92	192,657
Block, Inc. - Class A (1)	4,554	580,635
PayPal Holdings, Inc. (1)	2,899	324,485
Yeahka Ltd. (1)	59,475	164,031
		1,261,808
Commercial Services — 0.6%
IWG PLC (1)	24,997	93,944

Communications Software — 0.3%
Zoom Video Communications, Inc. - Class A (1)(2)	415	55,029

Computer Software — 5.8%
Box, Inc. (1)	3,751	96,063
Citrix Systems, Inc.	406	41,615
Cloudflare, Inc. - Class A (1)	813	94,649
Dropbox, Inc. - Class A (1)	3,225	73,175
Fastly, Inc. - Class A (1)(2)	6,213	115,562
Lightspeed Commerce, Inc. (1)	7,139	187,542
MongoDB, Inc. (1)(2)	233	89,004
Snowflake, Inc. (1)	339	90,059
Splunk, Inc. (1)	1,012	119,517
Twilio, Inc. - Class A (1)	435	76,038
		983,224
Computers — Other — 3.5%
Nano Dimension Ltd. - ADR (1)(2)	55,775	197,444
Stratasys Ltd. (1)	15,691	393,530
		590,974
Data Processing & Management — 0.5%
DocuSign, Inc. (1)	695	82,309

E-Commerce & Products — 13.5%
Alibaba Group Holding Ltd. - ADR (1)	4,227	444,638
eBay, Inc. (2)	1,459	79,647
Etsy, Inc. (1)(2)	1,661	257,272
Farfetch Ltd. - Class A (1)(2)	7,036	134,036
JD.com, Inc. - Class A -ADR (1)	5,327	381,573
JD.com, Inc. - Class A (1)	453	16,180

	Shares	Value
Common Stocks — 99.4% (Continued)

E-Commerce & Products — 13.5% (Continued)
Pinduoduo, Inc. - ADR (1)	8,167	$423,541
Rakuten Group, Inc.	32,824	277,582
Sea Ltd. - Class A - ADR (1)	1,845	268,632
		2,283,101
E-Commerce & Services — 14.0%
Airbnb, Inc. - Class A (1)	3,486	528,094
BASE, Inc. (1)	7,286	26,316
Delivery Hero SE (1)	1,150	61,756
Demae-Can Co. Ltd. (1)	5,888	37,677
DoorDash, Inc. - Class A (1)	541	56,778
Eventbrite, Inc. - Class A (1)(2)	6,181	93,395
Fiverr International Ltd. (1)(2)	2,233	176,206
Lyft, Inc. - Class A (1)(2)	3,813	148,478
MercadoLibre, Inc. (1)	412	464,180
Uber Technologies, Inc. (1)	9,137	329,206
Upwork, Inc. (1)(2)	17,369	439,088
		2,361,174
E-Marketing — Information — 1.0%
Jumia Technologies AG (1)	18,765	176,579

Enterprise Software & Services — 3.7%
HubSpot, Inc. (1)(2)	679	356,475
salesforce.com, Inc. (1)	825	173,687
Workday, Inc. - Class A (1)	415	95,056
		625,218
Entertainment Software — 7.4%
Bilibili, Inc. - Class Z - ADR (1)(2)	3,270	103,365
HUYA, Inc. - Class A - ADR (1)(2)	31,257	164,099
NetEase, Inc. - ADR	3,027	288,594
ROBLOX Corp. - Class A (1)(2)	9,763	503,478
Unity Software, Inc. (1)(2)	1,759	187,246
		1,246,782
Finance — Consumer Loans — 3.1%
Dave, Inc. - Class A (1)(2)	22,164	96,857
LendingClub Corp. (1)	10,246	190,371
LendingTree, Inc. (1)(2)	1,912	231,371
		518,599
Finance — Other Services — 0.9%
Coinbase Global, Inc. - Class A (1)	759	144,794

Internet Application Software — 3.5%
Shopify, Inc. - Class A (1)	850	590,121

Internet Content — Entertainment — 9.2%
JOYY, Inc. - Class A - ADR (2)	5,364	248,300
Pinterest, Inc. - Class A (1)	9,115	243,826
Snap, Inc. - Class A (1)(2)	4,185	167,149
Spotify Technology SA (1)	3,013	470,600
Twitter, Inc. (1)	11,861	421,658
		1,551,533

SoFi Gig Economy ETF

The accompanying notes are an integral part of these financial statements.	31

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.4% (Continued)

Internet Content — Information & News — 5.1%
Just Eat Takeaway.com NV - ADR (1)	6,020	$48,461
Just Eat Takeaway.com NV (1)	600	24,369
Just Eat Takeaway.com NV (1)	750	30,512
Meituan Dianping - Class B (1)	9,104	200,636
Nerdy, Inc. - Class A (1)	34,587	155,987
Tencent Holdings Ltd.	7,553	407,147
		867,112
Internet Gambling — 0.6%
DraftKings, Inc. - Class A (1)	4,095	96,970

Medical Information System — 1.5%
Oscar Health, Inc. - Class A (1)(2)	34,019	247,998

Medical — Outpatient & Home Medical — 1.3%
Teladoc Health, Inc. (1)(2)	2,845	215,964

Metal Processors & Fabrication — 2.0%
Proto Labs, Inc. (1)	5,919	332,825

Property/Casualty Insurance — 1.1%
Lemonade, Inc. (1)(2)	7,133	181,535

Real Estate Operations/Development — 0.4%
WeWork, Inc. - Class A (1)(2)	11,275	72,160

Recreational Vehicles — 0.5%
Camping World Holdings, Inc.	2,470	75,854

Schools — 1.0%
2U, Inc. (1)	15,304	160,692

Transport — Services — 1.3%
DiDi Global, Inc. - Class A (1)	32,982	135,226
FedEx Corp. (2)	368	81,796
		217,022
Web Hosting & Design — 0.5%
GoDaddy, Inc. - Class A (1)	989	82,493

Web Portals & ISPs — 3.2%
Baidu, Inc. - Class A -ADR (1)	3,066	467,381
Yandex NV - Class A (1)(2)	4,764	70,650
		538,031
Total Common Stocks
(Cost $27,914,017)		16,729,548

Short-Term Investments — 0.4%

Money Market Funds — 0.4%
First American Government Obligations Fund - Class X, 0.026% (3)	70,840	70,840

	Shares	Value
Total Short-Term Investments
(Cost $70,840)		$70,840

Investments Purchased with Collateral from Securities Lending — 26.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.130% (3)	4,503,437	4,503,437

Total Investments Purchased With Collateral From Securities Lending
(Cost $4,503,437)		4,503,437

Total Investments in Securities — 126.5%
(Cost $32,488,294)		21,303,825
Liabilities in Excess of Other Assets - (26.5)%		(4,458,522)
Total Net Assets — 100.0%		$16,845,303

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of February 28, 2022. Total loaned securities had a value of $4,446,522 or 26.4% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)The rate shown is the annualized seven-day effective yield as of February 28, 2022.

SoFi Weekly Income ETF

32	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022

	Principal Amount	Value
Asset Backed Securities — 4.1%
AB Issuer, LLC, Series 2021-1, Class A2
3.734%, 07/30/2051	$89,550	$87,611
Applebee’s Funding, LLC / IHOP Funding, LLC, Series 2019-1A, Class A2I
4.194%, 06/05/2049	198,000	198,260
DB Master Finance, LLC, Series 2021-1A, Class A2I
2.045%, 11/20/2051	79,800	77,510
Hardee’s Funding, LLC, Series 2021-1A, Class A2
2.865%, 06/20/2051	149,250	142,011
ITE Rail Fund Levered L.P., Series 2021-1A, Class A
2.250%, 02/28/2051	95,237	90,957
ServiceMaster Funding, LLC, Series 2020-1, Class A2II
3.337%, 01/30/2051	113,850	109,355
SERVPRO Master Issuer, LLC, Series 2021-1A, Class A2
2.394%, 04/25/2051	125,055	117,762
Wendy’s Funding, LLC, Series 2021-1A, Class A2II
2.775%, 06/15/2051	99,500	96,038
Total Asset Backed Securities
(Cost $945,996)		919,504

Convertible Bonds — 0.5%

Investment Companies — 0.5%
BlackRock Capital Investment Corp.
5.00%, 06/15/2022	100,000	101,375
Total Convertible Bonds
(Cost $100,725)		101,375

Corporate Bonds — 89.9%

Advertising — 0.3%
Lamar Media Corp.
3.750%, 02/15/2028	65,000	62,563

Aerospace & Defense — 1.0%
Howmet Aerospace, Inc.
6.875%, 05/01/2025	200,000	220,520

Airlines — 2.1%
Delta Air Lines, Inc.
7.375%, 01/15/2026	176,000	197,732
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027	214,000	226,012
United Airlines, Inc.
4.375%, 04/15/2026	40,000	39,948
		463,692

	Principal Amount	Value
Corporate Bonds — 89.9% (Continued)

Apparel — 0.9%
Hanesbrands, Inc.
4.875%, 05/15/2026	$110,000	$112,152
Wolverine World Wide, Inc.
4.000%, 08/15/2029	100,000	92,384
		204,536
Auto Manufacturers — 2.4%
Allison Transmission, Inc.
4.750%, 10/01/2027	135,000	134,425
Ford Motor Credit Co, LLC
3.664%, 09/08/2024	400,000	400,950
		535,375
Auto Parts & Equipment — 1.5%
Meritor, Inc.
6.250%, 06/01/2025	272,000	283,118
4.500%, 12/15/2028	55,000	56,312
		339,430
Banks — 2.2%
Citizens Financial Group, Inc.
6.000% (3 Month LIBOR USD - 3.003%), 01/06/2023 (1)(2)(3)	227,000	217,920
NatWest Group PLC
6.000%, 12/29/2025 (1)(2)(3)	200,000	207,000
Wells Fargo & Co.
3.900%, 03/15/2026 (1)(2)(3)(8)	79,000	76,087
		501,007
Building Materials — 0.4%
Eco Material Technologies, Inc.
7.875%, 01/31/2027	35,000	35,436
SRM Escrow Issuer LLC
6.000%, 11/01/2028	55,000	55,043
		90,479
Chemicals — 1.2%
Olin Corp.
5.125%, 09/15/2027	45,000	45,618
SPCM SA
3.125%, 03/15/2027	200,000	189,717
The Chemours Co.
4.625%, 11/15/2029	50,000	46,390
		281,725
Commercial Services — 2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/2026	55,000	56,391
Block, Inc.
2.750%, 06/01/2026	100,000	97,131
Gartner, Inc.
3.625%, 06/15/2029	200,000	194,398

SoFi Weekly Income ETF

The accompanying notes are an integral part of these financial statements.	33

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Principal Amount	Value
Corporate Bonds — 89.9% (Continued)

Commercial Services — 2.9% (Continued)
The Brink’s Co.
4.625%, 10/15/2027	$179,000	$175,007
United Rentals North America, Inc.
5.500%, 05/15/2027	119,000	123,034
		645,961
Distribution & Wholesale — 0.2%
H&E Equipment Services, Inc.
3.875%, 12/15/2028	60,000	56,225

Diversified Financial Services — 7.6%
AerCap Holdings N.V.
5.875%, 10/10/2079 (1)(2)	238,000	234,777
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026	150,000	144,805
Avolon Holdings Funding Ltd.
4.250%, 04/15/2026 4.25%	105,000	107,968
BGC Partners, Inc.
4.375%, 12/15/2025	80,000	83,390
Castlelake Aviation Finance DAC
5.000%, 04/15/2027	45,000	42,598
Navient Corp.
5.500%, 01/25/2023	355,000	362,906
OneMain Finance Corp.
3.500%, 01/15/2027 (8)	285,000	270,026
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/2026	195,000	183,526
SLM Corp.
4.200%, 10/29/2025	50,000	50,311
The Depository Trust & Clearing Corp.
3.375%, 6/26/2026 (1)(2)(3)	250,000	233,221
		1,713,528
Electric — 2.3%
FirstEnergy Corp.
1.600%, 01/15/2026	50,000	47,081
NextEra Energy Operating Partners L.P.
4.250%, 09/15/2024	135,000	136,338
3.875%, 10/15/2026	115,000	113,812
TransAlta Corp.
4.500%, 11/15/2022	215,000	216,330
		513,561
Electrical Components & Equipment — 0.9%
EnerSys
4.375%, 12/15/2027	200,000	198,749

	Principal Amount	Value
Corporate Bonds — 89.9% (Continued)

Energy — Alternate Sources — 1.2%
TerraForm Power Operating, LLC
4.250%, 01/31/2023	$267,000	$267,650

Environmental Control — 1.0%
Stericycle, Inc.
5.375%, 07/15/2024	215,000	220,077

Healthcare — Products — 1.7%
Hologic, Inc.
3.250%, 02/15/2029	315,000	299,004
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029	100,000	95,030
		394,034
Healthcare — Services — 1.7%
Centene Corp.
2.450%, 07/15/2028	80,000	75,481
HCA, Inc.
5.375%, 02/01/2025	253,000	268,213
Tenet Healthcare Corp.
5.125%, 11/01/2027	55,000	56,125
		399,819
Home Builders — 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 04/01/2030	70,000	66,061
LGI Homes, Inc.
4.000%, 07/15/2029	100,000	93,470
Meritage Homes Corp.
6.000%, 06/01/2025	95,000	101,289
		260,820
Insurance — 2.8%
Allianz SE
3.500%, 10/30/2166 (1)(2)(3)	200,000	187,250
NMI Holdings, Inc.
7.375%, 06/01/2025	255,000	274,413
SBL Holdings, Inc.
5.125%, 11/13/2026	155,000	163,456
		625,119
Internet — 0.9%
NortonLifeLock, Inc.
5.000%, 04/15/2025	91,000	91,136
Uber Technologies, Inc.
7.500%, 05/15/2025	100,000	104,125
		195,261

SoFi Weekly Income ETF

34	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Principal Amount	Value
Corporate Bonds — 89.9% (Continued)

Investment Companies — 7.3%
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/2026	$114,000	$110,677
BlackRock TCP Capital Corp.
3.900%, 08/23/2024	135,000	137,305
Blackstone Private Credit Fund
2.625%, 12/15/2026	200,000	186,278
Blackstone Secured Lending Fund
3.625%, 01/15/2026	215,000	215,462
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	100,000	99,866
5.250%, 05/15/2027 (8)	45,000	44,752
Oaktree Specialty Lending Corp.
2.700%, 01/15/2027	120,000	113,809
OWL Rock Core Income Corp.
4.700%, 02/08/2027	170,000	168,375
Owl Rock Technology Finance Corp.
4.750%, 12/15/2025	295,000	302,722
Prospect Capital Corp.
5.875%, 03/15/2023 (8)	140,000	143,770
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/2024	115,000	117,655
		1,640,671
Leisure Time — 0.3%
Carnival Corp.
7.625%, 03/01/2026	55,000	56,595

Media — 4.1%
AMC Networks, Inc.
5.000%, 04/01/2024	148,000	148,018
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/2027	178,000	179,986
CSC Holdings LLC
5.250%, 06/01/2024	100,000	101,514
Quebecor Media, Inc.
5.750%, 01/15/2023	115,000	117,150
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/2026	60,000	57,400
Sirius XM Radio, Inc.
4.000%, 07/15/2028	200,000	192,620
3.125%, 09/01/2026	100,000	95,636
Univision Communications, Inc.
4.500%, 05/01/2029	50,000	47,925
		940,249

	Principal Amount	Value
Corporate Bonds — 89.9% (Continued)

Miscellaneous Manufacturers — 0.6%
General Electric Co.
3.533% (3 Month LIBOR USD + 3.330%), 06/15/2022 (1)(3)	$145,000	$137,707

Oil & Gas — 7.4%
Apache Corp.
4.625%, 11/15/2025	230,000	237,725
Cenovus Energy, Inc.
5.375%, 07/15/2025	50,000	54,177
Continental Resources, Inc.
4.500%, 04/15/2023	310,000	317,094
EQT Corp.
6.625%, 02/01/2025 (4)	253,000	273,584
Laredo Petroleum, Inc.
9.500%, 01/15/2025	90,000	92,756
Occidental Petroleum Corp.
3.200%, 08/15/2026	271,000	271,401
5.134%, 10/10/2036 (5)(6)	463,000	248,402
Ovintiv Exploration, Inc.
5.375%, 01/01/2026	50,000	54,013
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/2027	120,000	124,027
		1,673,179
Packaging & Containers — 3.9%
Berry Global, Inc.
4.875%, 07/15/2026	450,000	456,734
LABL, Inc.
6.750%, 07/15/2026	60,000	60,221
OI European Group BV
4.750%, 02/15/2030	60,000	57,525
Sealed Air Corp.
5.500%, 09/15/2025	165,000	173,046
Silgan Holdings, Inc.
4.750%, 03/15/2025	87,000	87,326
4.125%, 02/01/2028	50,000	49,121
		883,973
Pharmaceuticals — 1.8%
PRA Health Sciences, Inc.
2.875%, 07/15/2026	200,000	194,060
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	218,000	213,793
		407,853

SoFi Weekly Income ETF

The accompanying notes are an integral part of these financial statements.	35

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Principal Amount	Value
Corporate Bonds — 89.9% (Continued)

Pipelines — 7.2%
Buckeye Partners L.P.
3.950%, 12/01/2026	$155,000	$149,814
DCP Midstream Operating L.P.
5.375%, 07/15/2025	195,000	206,758
EnLink Midstream Partners L.P.
4.400%, 04/01/2024	125,000	127,461
Enterprise Products Operating, LLC
4.875% (3 Month LIBOR USD + 2.986%), 08/16/2022 (1)(2)	281,000	240,961
EQM Midstream Partners LP
4.125%, 12/01/2026	70,000	66,970
4.500%, 01/15/2029	50,000	46,773
Hess Midstream Operations L.P.
5.125%, 06/15/2028	100,000	102,260
NuStar Logistics L.P.
5.750%, 10/01/2025	175,000	182,452
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.375%, 02/01/2027	146,000	150,375
Western Midstream Operating L.P.
4.000%, 07/01/2022	295,000	295,332
Western Midstream Operating LP
3.95%, 06/01/2025	60,000	60,823
		1,629,979
Real Estate — 0.5%
Newmark Group, Inc.
6.125%, 11/15/2023	112,000	116,995

Real Estate Investment Trusts (REITs) — 8.1%
EPR Properties
4.750%, 12/15/2026	180,000	186,196
Iron Mountain, Inc.
4.875%, 09/15/2027	314,000	314,882
iStar, Inc.
4.750%, 10/01/2024	187,000	188,628
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/2027 (8)	178,000	182,292
Office Properties Income Trust
4.500%, 02/01/2025	95,000	97,433
Service Properties Trust
4.650%, 03/15/2024	440,000	429,506
Starwood Property Trust, Inc.
4.750%, 03/15/2025	100,000	101,159
3.750%, 12/31/2024	50,000	48,994
VICI Properties LP / VICI Note Co., Inc.
3.750%, 02/15/2027	280,000	278,372
		1,827,462

	Principal Amount	Value
Corporate Bonds — 89.9% (Continued)

Retail — 1.9%
Group 1 Automotive, Inc.
4.000%, 08/15/2028	$70,000	$67,583
QVC, Inc.
4.850%, 04/01/2024	84,000	85,153
4.750%, 02/15/2027	300,000	282,486
		435,222
Semiconductors — 1.9%
Amkor Technology, Inc.
6.625%, 09/15/2027	215,000	224,938
ON Semiconductor Corp.
3.875%, 09/01/2028	204,000	202,509
		427,447
Software — 1.7%
Consensus Cloud Solutions, Inc.
6.000%, 10/15/2026	45,000	44,949
PTC, Inc.
4.000%, 02/15/2028	280,000	274,175
ROBLOX Corp.
3.875%, 05/01/2030	70,000	66,661
		385,785
Telecommunications — 6.1%
Level 3 Financing, Inc.
4.250%, 07/01/2028	292,000	270,100
Lumen Technologies, Inc.
4.000%, 02/15/2027	35,000	33,362
Nokia Oyj
4.375%, 06/12/2027	268,000	277,920
Sprint Corp.
7.875%, 09/15/2023	291,000	313,187
T-Mobile USA, Inc.
2.250%, 02/15/2026	287,000	277,284
2.250%, 02/15/2026	210,000	202,890
		1,374,743
Toys, Games, & Hobbies — 0.7%
Mattel, Inc.
3.375%, 04/01/2026	175,000	174,025

Total Corporate Bonds
(Cost $20,617,967)		20,302,016

Mortgage Backed Securities — 1.2%
Federal National Mortgage Associtaion Interest Strip
5.000%, 01/01/2043	666,077	111,750
4.000%, 01/01/2048	500,184	43,780

SoFi Weekly Income ETF

36	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Principal Amount	Value
Mortgage Backed Securities — 1.2% (Continued)

Federal National Mortgage Associtaion REMICS
3.000%, 03/25/2028	$1,224,259	$68,925
5.000%, 07/25/2046	126,889	21,321
4.000%, 07/15/2047	172,116	17,454
1.451% (SOFR + 1.500%), 05/25/2051 (1)	299,113	5,707

Total Mortgage Backed Securities
(Cost $261,485)		268,937

Municipal Bonds — 1.3%

Municipal — 1.3%
Metropolitan Transportation Authority
5.000%, 09/01/2022	115,000	117,341
State of Illinois
4.950%, 06/01/2023	170,545	175,138

Total Municipal Bonds
(Cost $288,291)		292,479

	Shares	Value
Preferred Stocks — 1.3%

Banks — 0.8%
U.S. Bancorp	9,000	180,720
3.750%, 01/15/2026 (3)

Diversified Financial Services — 0.5%
Brookfield Finance, Inc.	5,000	106,650
4.625%, 10/16/2080

Total Preferred Stocks
(Cost $350,000)		287,370

Short-Term Investments — 0.7%

Money Market Funds — 0.7%
First American Government Obligations Fund - Class X, 0.026% (7)	172,876	172,876

Total Short-Term Investments
(Cost $172,876)		172,876

	Shares	Value
Investments Purchased With Collateral From Securities Lending — 2.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.120% (7)	568,388	$568,388

Total Investments Purchased With Collateral From Securities Lending
(Cost $568,388)		568,388

Total Investments in Securities — 101.5%
(Cost $23,305,728)		22,912,945
Other Liabilities in Excess of Other Assets - (1.5)%		(327,706)
Total Net Assets — 100.0%		$22,585,239

LIBORLondon Interbank Offered Rate

SOFRSecured Overnight Financing Rate

USDUnited States Dollar

(1)Variable rate security; rate shown is the rate in effect on February 28, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(2)Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on February 28, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(3)Perpetual call date security. Date shown is next call date.

(4)Step-up bond; the interest rate shown is the rate in effect as of February 28, 2022.

(5)Rate represents the annualized effective yield to maturity from the purchase price.

(6)Zero coupon security

(7)The rate shown is the annualized seven-day effective yield as of February 28, 2022.

(8)This security or a portion of this security was out on loan as of February 28, 2022. Total loaned securities had a value of $559,130 or 2.5% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

SoFi Weekly Dividend ETF

The accompanying notes are an integral part of these financial statements.	37

SCHEDULE OF INVESTMENTS at February 28, 2022

	Shares	Value
Common Stocks — 99.3%

Advertising — 0.2%
Dentsu Group, Inc.	162	$6,435
Omnicom Group, Inc.	160	13,422
		19,857
Aerospace & Defense — 1.6%
BAE Systems PLC	2,403	23,201
General Dynamics Corp.	186	43,608
Lockheed Martin Corp.	179	77,650
Saab AB - Class B	54	1,637
Thales SA	80	9,246
		155,342
Agriculture — 1.1%
Archer-Daniels-Midland Co.	423	33,185
British American Tobacco PLC	1,743	76,275
		109,460
Apparel — 0.2%
Burberry Group PLC	305	7,939
VF Corp.	268	15,549
		23,488
Auto Manufacturers — 2.3%
Cummins, Inc.	108	22,045
Honda Motor Co. Ltd.	1,206	36,911
Isuzu Motors Ltd.	448	6,056
Suzuki Motor Corp.	313	12,428
Toyota Motor Corp.	8,358	155,186
		232,626
Auto Parts & Equipment — 0.6%
Aisin Corp.	110	3,997
Bridgestone Corp.	437	17,928
Magna International, Inc.	212	15,740
NGK Insulators Ltd.	205	3,168
NGK Spark Plug Co. Ltd.	129	2,316
Sumitomo Electric Industries Ltd.	565	7,469
Sumitomo Rubber Industries Ltd.	135	1,302
The Yokohama Rubber Co. Ltd.	90	1,256
Toyoda Gosei Co. Ltd.	51	965
Toyota Boshoku Corp.	49	892
Toyota Industries Corp.	118	8,954
		63,987
Banks — 16.2%
Australia & New Zealand Banking Group Ltd.	2,136	40,315
Bank of America Corp.	5,431	240,050
Bank of Montreal	475	54,202
Canadian Imperial Bank of Commerce	328	41,488
Citigroup, Inc.	1,505	89,141
Citizens Financial Group, Inc.	322	16,879
Concordia Financial Group Ltd.	740	3,026
Fifth Third Bancorp	516	24,685

	Shares	Value
Common Stocks — 99.3% (Continued)

Banks — 16.2% (Continued)
FinecoBank Banca Fineco SpA	464	$7,778
Huntington Bancshares, Inc.	1,082	16,793
ING Groep NV	2,879	33,947
Intesa Sanpaolo SpA	13,055	33,631
Japan Post Bank Co. Ltd.	274	2,412
JPMorgan Chase & Co.	2,226	315,647
KBC Group NV	213	15,436
KeyCorp	710	17,800
M&T Bank Corp.	96	17,494
Macquarie Group Ltd.	279	36,600
National Bank of Canada	257	20,593
NatWest Group PLC	3,985	12,282
Northern Trust Corp.	151	17,199
Oversea-Chinese Banking Corp. Ltd.	2,920	25,103
Regions Financial Corp.	721	17,441
Royal Bank of Canada	1,084	119,831
Seven Bank Ltd.	523	1,117
Skandinaviska Enskilda Banken AB - Class A	1,178	13,692
State Street Corp.	261	22,271
Sumitomo Mitsui Financial Group, Inc.	894	31,988
The Bank of New York Mellon Corp.	567	30,136
The Bank of Nova Scotia	880	63,727
The Chiba Bank Ltd.	464	2,937
The Shizuoka Bank Ltd.	344	2,554
The Toronto-Dominion Bank	1,354	109,187
Truist Financial Corp.	1,010	62,842
U.S. Bancorp	1,011	57,162
		1,617,386
Beverages — 0.5%
Asahi Group Holdings Ltd.	335	13,507
Brown-Forman Corp. - Class B	230	15,003
JDE Peet’s NV	73	2,400
Kirin Holdings Co. Ltd.	594	9,838
Suntory Beverage & Food Ltd.	88	3,515
Treasury Wine Estates Ltd.	549	4,629
		48,892
Building Materials — 1.1%
AGC, Inc.	146	6,452
Cie de Saint-Gobain	345	21,681
CRH PLC	585	26,577
HeidelbergCement AG	111	7,249
Holcim Ltd.	431	21,652
James Hardie Industries PLC	319	10,336
Lixil Corp.	216	4,792
Taiheiyo Cement Corp.	87	1,667
Wienerberger AG	82	2,466
Xinyi Glass Holdings Ltd.	1,147	3,046
		105,918

SoFi Weekly Dividend ETF

38	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)

Chemicals — 2.7%
Air Products and Chemicals, Inc.	168	$39,698
Air Water, Inc.	128	1,858
Akzo Nobel NV	128	12,220
Asahi Kasei Corp.	1,010	9,449
BASF SE	684	45,520
Covestro AG	140	7,424
Daicel Corp.	192	1,472
DIC Corp.	54	1,228
Dow, Inc.	562	33,136
Evonik Industries AG	134	4,047
FMC Corp.	96	11,256
Givaudan SA	6	25,185
Kuraray Co. Ltd.	226	2,115
Mitsubishi Chemical Holdings Corp.	1,069	7,587
Mitsubishi Gas Chemical Co., Inc.	130	2,299
Mitsui Chemicals, Inc.	121	3,087
Nitto Denko Corp.	111	8,047
Nutrien Ltd.	433	37,215
Solvay SA	56	6,272
Sumitomo Chemical Co. Ltd.	1,201	5,735
Tosoh Corp.	194	3,012
		267,862
Commercial Services — 1.4%
Automatic Data Processing, Inc.	320	65,421
Brambles Ltd.	1,086	7,802
Dai Nippon Printing Co. Ltd.	178	4,616
Intertek Group PLC	122	8,813
Randstad NV	89	6,068
RELX PLC	1,469	44,959
		137,679
Computers — 0.2%
Hewlett Packard Enterprise Co.	980	15,602
Itochu Techno—Solutions Corp.	70	1,798
Otsuka Corp.	74	2,850
SCSK Corp.	97	1,649
		21,899
Cosmetics & Personal Care — 4.9%
Essity AB — Class B	457	11,848
Kao Corp.	357	16,676
L’Oreal SA	200	79,748
Pola Orbis Holdings, Inc.	63	982
The Procter & Gamble Co.	1,838	286,526
Unilever PLC	1,909	95,962
		491,742
Distribution & Wholesale — 1.8%
Bunzl PLC	256	10,198
Ferguson PLC	167	25,578

	Shares	Value
Common Stocks — 99.3% (Continued)

Distribution & Wholesale — 1.8% (Continued)
ITOCHU Corp.	1,121	$36,431
Marubeni Corp.	1,283	13,406
Mitsubishi Corp.	1,028	34,551
Mitsui & Co. Ltd.	1,179	29,333
Seven Group Holdings Ltd.	115	1,852
Sojitz Corp.	172	2,837
Sumitomo Corp.	892	14,514
Toyota Tsusho Corp.	168	6,950
		175,650
Diversified Financial Services — 1.6%
Ally Financial, Inc.	260	12,974
ASX Ltd.	145	8,663
CME Group, Inc. — Class A	268	63,390
Daiwa Securities Group, Inc.	1,061	6,281
Franklin Resources, Inc.	221	6,570
IGM Financial, Inc.	67	2,379
Japan Exchange Group, Inc.	401	7,520
ORIX Corp.	909	18,018
SBI Holdings Inc/Japan	163	4,246
Schroders PLC	80	3,289
Singapore Exchange Ltd.	620	4,266
Synchrony Financial	414	17,711
		155,307
Electric — 5.5%
A2A SpA	1,072	1,923
Algonquin Power & Utilities Corp.	510	7,375
Alliant Energy Corp.	190	11,096
Ameren Corp.	193	16,588
American Electric Power Co., Inc.	383	34,719
Atco Ltd. — Class I	68	2,232
Avangrid, Inc.	54	2,423
Chubu Electric Power Co., Inc.	555	5,556
CLP Holdings Ltd.	1,445	14,711
CMS Energy Corp.	219	14,018
Consolidated Edison, Inc.	269	23,072
DTE Energy Co.	146	17,752
Entergy Corp.	152	15,992
Evergy, Inc.	170	10,610
Eversource Energy	259	21,186
Exelon Corp.	734	31,239
Fortis, Inc.	359	16,439
Hera SpA	581	2,261
Hydro One Ltd.	241	5,947
Iberdrola SA	4,653	53,203
NextEra Energy, Inc.	1,497	117,170
Pinnacle West Capital Corp.	85	6,021
Power Assets Holdings Ltd.	1,045	6,587
Red Electrica Corp SA	307	6,147

SoFi Weekly Dividend ETF

The accompanying notes are an integral part of these financial statements.	39

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)

Electric — 5.5% (Continued)
RWE AG	470	$21,903
SSE PLC	809	18,502
Terna — Rete Elettrica Nazionale	1,073	8,849
The Kansai Electric Power Co., Inc.	562	5,670
WEC Energy Group, Inc.	239	21,720
Xcel Energy, Inc.	408	27,471
		548,382
Electrical Components & Equipment — 1.1%
Brother Industries Ltd.	169	3,061
Casio Computer Co. Ltd.	167	1,950
Emerson Electric Co.	449	41,721
Schneider Electric SE	423	66,412
		113,144
Electronics — 0.3%
Garmin Ltd.	116	12,811
Kyocera Corp.	246	14,052
Venture Corp. Ltd.	194	2,505
Yokogawa Electric Corp.	174	2,788
		32,156
Engineering & Construction — 0.8%
Bouygues SA	226	8,128
CK Infrastructure Holdings Ltd.	364	2,259
Kajima Corp.	302	4,049
Obayashi Corp.	487	4,064
Singapore Technologies Engineering Ltd.	1,044	2,938
Skanska AB — B Shares	255	5,822
Taisei Corp.	139	4,604
Vinci SA	430	45,651
		77,515
Entertainment — 0.0% (3)
Sega Sammy Holdings, Inc.	117	2,122

Environmental Control — 0.2%
Republic Services, Inc.	158	19,004
SWECO AB (1)	138	1,948
		20,952
Food — 6.3%
Campbell Soup Co.	153	6,880
Coles Group Ltd.	961	12,120
Conagra Brands, Inc.	357	12,484
Danone SA	500	30,501
Etablissements Franz Colruyt NV	36	1,443
General Mills, Inc.	457	30,815
Hormel Foods Corp.	214	10,195
J Sainsbury PLC	1,516	5,608
Kesko Oyj — B Shares	202	5,976
Koninklijke Ahold Delhaize NV	771	23,797
MEIJI Holdings Co. Ltd.	97	5,820
Metro Inc/CN	184	9,598

	Shares	Value
Common Stocks — 99.3% (Continued)

Food — 6.3% (Continued)
Mondelez International, Inc.	1,056	$69,147
Nestle SA	2,130	278,087
NH Foods Ltd.	68	2,551
Nichirei Corp.	83	1,825
Nisshin Seifun Group, Inc.	162	2,293
Orkla ASA	564	5,294
Saputo, Inc.	213	5,216
Seven & i Holdings Co. Ltd.	571	27,718
The Hershey Co.	110	22,249
The J.M. Smucker Co.	78	10,510
The Kroger Co.	507	23,728
Tyson Foods, Inc. — Class A	221	20,478
Wilmar International Ltd.	1,398	4,511
		628,844
Forest Products & Paper — 0.6%
Holmen AB — B Shares	61	3,022
International Paper Co.	293	12,754
Mondi PLC	369	7,781
Oji Holdings Corp.	675	3,440
Smurfit Kappa Group PLC	196	9,816
Stora Enso Oyj — R Shares	441	8,505
UPM—Kymmene Oyj	401	13,963
		59,281
Gas — 0.5%
Atmos Energy Corp.	100	10,981
Hong Kong & China Gas Co. Ltd.	8,301	12,557
NiSource, Inc.	297	8,592
Osaka Gas Co. Ltd.	306	5,604
Snam SpA	1,451	8,092
Tokyo Gas Co. Ltd.	316	6,442
		52,268
Hand & Machine Tools — 0.2%
Disco Corp.	21	5,862
Fuji Electric Co. Ltd.	99	5,037
Snap—on, Inc.	40	8,407
		19,306
Healthcare — Products — 1.2%
ConvaTec Group PLC	1,222	2,956
Elekta AB - Class B	264	2,302
Medtronic PLC	1,021	107,195
Smith & Nephew PLC	668	11,983
		124,436
Healthcare — Services — 0.3%
Fresenius Medical Care AG & Co. KGaA	149	9,593
Fresenius SE & Co. KGaA	294	10,324
Medibank Pvt Ltd.	2,087	4,816
Sonic Healthcare Ltd.	361	9,182
		33,915

SoFi Weekly Dividend ETF

40	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)

Home Builders — 0.4%
Barratt Developments PLC	775	$6,354
Daiwa House Industry Co. Ltd.	460	13,056
Iida Group Holdings Co. Ltd.	114	2,101
Persimmon PLC	240	7,770
Sekisui Chemical Co. Ltd.	306	4,998
Sekisui House Ltd.	453	9,227
		43,506
Home Furnishings — 0.1%
Electrolux AB — Class B	194	3,510
Whirlpool Corp.	46	9,258
		12,768
Household Products & Wares — 0.1%
Henkel AG & Co. KGaA	76	5,856

Housewares — 0.1%
Newell Brands, Inc.	288	6,840

Insurance — 6.6%
Ageas SA/NV	132	6,372
Allianz SE	296	67,591
American International Group, Inc.	630	38,581
Assicurazioni Generali SpA	935	18,620
Aviva PLC	2,829	15,935
AXA SA	1,716	46,788
Cincinnati Financial Corp.	118	14,489
Dai—ichi Life Holdings, Inc.	759	15,869
Everest Re Group Ltd.	29	8,648
Fairfax Financial Holdings Ltd.	18	8,720
Fidelity National Financial, Inc.	206	9,814
Great—West Lifeco, Inc.	207	6,223
iA Financial Corp, Inc.	82	4,869
Intact Financial Corp.	134	19,206
Japan Post Holdings Co. Ltd.	1,825	15,118
Japan Post Insurance Co. Ltd.	150	2,571
Manulife Financial Corp.	1,477	29,905
Mapfre SA	730	1,444
Marsh & McLennan Company, Inc.	381	59,211
MS&AD Insurance Group Holdings, Inc.	353	11,968
Muenchener Rueckversicherungs—Gesellschaft AG in Muenchen	105	29,148
NN Group NV	203	9,754
Power Corp of Canada	413	12,729
Principal Financial Group, Inc.	200	14,128
Sompo Holdings, Inc.	242	10,548
Storebrand ASA	312	3,092
Sun Life Financial, Inc.	447	23,493
Suncorp Group Ltd.	958	7,487
T&D Holdings, Inc.	405	5,922
The Allstate Corp.	214	26,185

	Shares	Value
Common Stocks — 99.3% (Continued)

Insurance — 6.6% (Continued)
The Travelers Company, Inc.	186	$31,960
Tokio Marine Holdings, Inc.	471	26,884
Zurich Insurance Group AG	115	52,847
		656,119
Internet — 0.1%
CARSALES.COM Ltd. (1)	191	2,841
Trend Micro Inc/Japan	101	5,612
		8,453
Investment Companies — 0.1%
Aker ASA	14	1,161
Industrivarden AB — Class A	89	2,482
Industrivarden AB — Class C	107	2,935
Washington H Soul Pattinson & Co Ltd.	175	3,198
		9,776
Iron & Steel — 0.6%
BlueScope Steel Ltd.	372	5,464
Fortescue Metals Group Ltd.	1,359	17,899
Mineral Resources Ltd.	112	3,677
Nucor Corp.	216	28,430
		55,470
Leisure Time — 0.1%
Thule Group AB	70	2,784
Yamaha Motor Co. Ltd.	236	5,279
		8,063
Machinery — Construction & Mining — 1.0%
EPIROC AB (1)	210	3,984
EPIROC AB (1)	72	1,175
Hitachi Ltd.	720	35,320
Komatsu Ltd.	717	16,451
Metso Outotec Oyj	524	4,467
Mitsubishi Electric Corp.	1,493	17,908
Mitsubishi Heavy Industries Ltd.	235	6,929
Sandvik AB	808	17,713
		103,947
Machinery — Diversified — 0.2%
Atlas Copco AB — Class A	282	12,929
Ebara Corp.	70	3,622
Nabtesco Corp.	73	2,003
Sumitomo Heavy Industries Ltd.	77	1,862
		20,416
Media — 0.2%
Nippon Television Holdings, Inc.	96	1,098
Paramount Global — Class B	435	13,315
Shaw Communications, Inc. — Class B	332	9,949
		24,362
Metal Fabricate & Hardware — 0.1%
SKF AB — B Shares	258	4,806

SoFi Weekly Dividend ETF

The accompanying notes are an integral part of these financial statements.	41

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)

Mining — 4.0%
Agnico Eagle Mines Ltd.	344	$17,366
Anglo American PLC	865	44,370
Antofagasta PLC	263	5,367
B2Gold Corp.	793	3,201
Barrick Gold Corp.	1,355	30,607
BHP Group Ltd.	3,799	128,630
Boliden AB	203	9,109
Fresnillo PLC	140	1,350
Lundin Mining Corp.	485	4,676
Mitsubishi Materials Corp.	82	1,476
Newcrest Mining Ltd.	620	11,549
Newmont Corp.	605	40,051
Norsk Hydro ASA	1,015	9,645
Rio Tinto PLC	809	62,860
Rio Tinto PLC	280	24,010
Sumitomo Metal Mining Co. Ltd.	184	9,180
		403,447
Miscellaneous Manufacturers — 1.6%
Eaton Corp PLC	302	46,596
Nikon Corp.	219	2,268
Siemens AG	603	85,786
Smiths Group PLC	298	6,114
Toshiba Corp.	306	12,160
Trelleborg AB — Class B	193	3,926
		156,850
Office & Business Equipment — 0.0% (3)
Seiko Epson Corp.	223	3,413

Oil & Gas — 6.8%
Canadian Natural Resources Ltd.	875	48,850
Chevron Corp.	1,444	207,936
ConocoPhillips	1,002	95,050
DCC PLC	72	5,661
Devon Energy Corp.	510	30,370
ENEOS Holdings, Inc.	2,380	9,377
EOG Resources, Inc.	444	51,024
Inpex Corp.	762	7,840
Marathon Petroleum Corp.	464	36,132
OMV AG	109	5,189
Pioneer Natural Resources Co.	165	39,534
Suncor Energy, Inc.	1,110	33,921
TotalEnergies SE	2,010	102,926
Tourmaline Oil Corp.	235	9,264
		683,074
Packaging & Containers — 0.2%
Amcor PLC	1,163	13,526
DS Smith PLC	1,033	4,776
Huhtamaki Oyj	61	2,240
		20,542

	Shares	Value
Common Stocks — 99.3% (Continued)

Pharmaceuticals — 7.8%
Alfresa Holdings Corp.	141	$2,162
Astellas Pharma, Inc.	1,403	23,370
Bristol—Myers Squibb Co.	1,670	114,679
CVS Health Corp.	1,000	103,650
Eisai Co. Ltd.	208	10,327
Grifols SA	224	4,281
Medipal Holdings Corp.	116	2,112
Novartis AG	1,783	156,135
Otsuka Holdings Co. Ltd.	304	10,460
Recordati Industria Chimica e Farmaceutica SpA	74	3,637
Roche Holding AG	20	8,380
Roche Holding AG	536	204,392
Sanofi	824	86,508
Shionogi & Co. Ltd.	226	14,993
Sumitomo Dainippon Pharma Co Ltd.	127	1,393
Takeda Pharmaceutical Co. Ltd.	1,173	35,656
		782,135
Private Equity — 1.1%
3i Group PLC	726	13,009
Blackstone, Inc. — Class A	517	65,902
Intermediate Capital Group PLC	219	5,037
Partners Group Holding AG	17	23,097
		107,045
Real Estate — 0.9%
Aeon Mall Co. Ltd.	77	1,078
Castellum AB	198	4,439
CK Asset Holdings Ltd.	1,490	9,411
Fabege AB	178	2,678
Hang Lung Properties Ltd.	1,391	2,916
Henderson Land Development Co. Ltd.	898	3,735
Hulic Co. Ltd.	321	2,918
Mitsubishi Estate Co. Ltd.	890	13,577
Nomura Real Estate Holdings, Inc.	86	2,139
Sino Land Co Ltd.	2,467	3,104
Sun Hung Kai Properties Ltd.	1,092	12,704
Vonovia SE	571	30,464
		89,163
Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc.	120	22,728
Canadian Apartment Properties REIT	130	5,408
CapitaLand Integrated Commercial Trust	3,859	5,998
Charter Hall Group	317	3,858
Dexus	811	6,426
Extra Space Storage, Inc.	100	18,815
Frasers Logistics & Commercial Trust	1,985	2,047
Goodman Group	1,376	22,197
Japan Real Estate Investment Corp.	1	5,322
Keppel DC REIT	932	1,504
Link REIT	1,612	13,018

SoFi Weekly Dividend ETF

42	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Continued)

	Shares	Value
Common Stocks — 99.3% (Continued)

Real Estate Investment Trusts (REITs) — 2.0% (Continued)
Mapletree Commercial Trust	1,378	$1,837
Mapletree Logistics Trust	2,521	3,250
Mirvac Group	2,985	5,610
Nippon Building Fund, Inc.	1	5,713
Nippon Prologis REIT, Inc.	2	5,861
Public Storage	115	40,827
Segro PLC	911	15,909
Stockland	1,656	4,999
The GPT Group	1,452	5,205
		196,532
Retail — 1.5%
ABC—Mart, Inc.	27	1,168
Best Buy Co., Inc.	163	15,752
Canadian Tire Corp Ltd. — Class A	43	6,335
Darden Restaurants, Inc.	97	14,086
Genuine Parts Co.	107	13,071
Industria de Diseno Textil SA	844	22,372
Kingfisher PLC	1,576	6,475
Next Plc	93	8,563
Ryohin Keikaku Co. Ltd.	165	2,420
Shimamura Co. Ltd.	16	1,443
Sundrug Co. Ltd.	51	1,382
Walgreens Boots Alliance, Inc.	542	24,981
Wesfarmers Ltd.	861	30,109
Yamada Holdings Co. Ltd.	535	1,853
		150,010
Semiconductors — 4.6%
Advantest Corp.	147	11,576
ASM Pacific Technology Ltd.	209	2,284
Broadcom, Inc.	302	177,407
Intel Corp.	3,091	147,441
Texas Instruments, Inc.	701	119,163
		457,871
Shipbuilding — 0.0% (3)
Yangzijiang Shipbuilding Holdings Ltd.	2,100	2,135

Software — 1.3%
Koei Tecmo Holdings Co. Ltd.	43	1,484
Paychex, Inc.	245	29,170
SAP SE	778	88,539
The Sage Group PLC	773	7,289
		126,482
Telecommunications — 3.0%
Cisco Systems Inc/Delaware	2,950	164,522
Corning, Inc.	586	23,674
Elisa Oyj	109	6,066
Hikari Tsushin, Inc.	15	1,849
KDDI Corp.	1,164	37,959
Nippon Telegraph & Telephone Corp.	1,653	47,261

	Shares	Value
Common Stocks — 99.3% (Continued)

Telecommunications — 3.0% (Continued)
Swisscom AG	19	$11,403
Tele2 AB — Class B	373	4,970
Telecom Italia SpA/Milano	6,837	2,902
Telecom Italia SpA/Milano	4,717	1,975
TPG Telecom Ltd.	249	1,010
		303,591
Toys, Games & Hobbies — 0.5%
Hasbro, Inc.	98	9,511
Nintendo Co. Ltd.	88	44,330
		53,841
Transportation — 0.9%
Aurizon Holdings Ltd.	1,398	3,551
C.H. Robinson Worldwide, Inc.	97	9,378
Deutsche Post AG	734	37,231
Kuehne + Nagel International AG	43	11,783
Mitsui OSK Lines Ltd.	88	7,136
Nippon Yusen KK	123	11,395
Yamato Holdings Co. Ltd.	243	4,743
ZIM Integrated Shipping Services Ltd.	57	3,978
		89,195
Total Common Stocks
(Cost $9,847,567)		9,925,124

Preferred Stocks — 0.2%

Auto Manufacturers — 0.1%
Porsche Automobil Holding SE	112	11,433

Household Products & Wares — 0.1%
Henkel AG & Co. KGaA	131	10,423

Total Preferred Stocks
(Cost $23,818)		21,856

Short-Term Investments — 0.1%

Money Markets Funds — 0.1%
First American Government Obligations Fund — Class X, 0.026% (2)	8,987	8,987

Total Short-Term Investments
(Cost $8,987)		8,987

Total Investments in Securities — 99.6%
(Cost $9,880,372)		9,955,967
Other Assets in Excess of Liabilities - 0.4%		39,493
Total Net Assets — 100.0%		$9,995,460

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of February 28, 2022.

(3)Does not round to 0.1% or (0.1)% as applicable.

The accompanying notes are an integral part of these financial statements.	43

STATEMENTS OF ASSETS AND LIABILITIES at February 28, 2022

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Gig Economy ETF	SoFi Weekly Income ETF	SoFi Weekly Dividend ETF

Assets:
Investments in securities, at value (Note 2) (1)	$419,522,544	$64,264,861	$25,124,208	$21,303,825	$22,912,945	$9,955,967
Cash	—	—	1,793	—	—	—
Foreign currency (cost of $- ,$- ,$- $58, $-, and $3,875, respectively)	—	—	—	57	—	3,784
Receivables:
Investment securities sold	—	—	—	385,145	—	1,810,854
Dividends and interest	381,877	31,695	12,527	18,659	250,860	25,212
Securities lending (Note 5)	2,654	850	2,060	7,953	54	16
Total assets	419,907,075	64,297,406	25,140,588	21,715,639	23,163,859	11,795,833

Liabilities:
Collateral received for securities loaned (Note 5)	39,261,448	15,289,751	4,594,344	4,503,437	568,388	—
Payables:
Investment securities purchased	—	—	—	358,971	—	1,796,775
Management fees, net (Note 4)	—	—	4,591	7,928	10,232	3,598
Total liabilities	39,261,448	15,289,751	4,598,935	4,870,336	578,620	1,800,373
Net Assets	$380,645,627	$49,007,655	$20,541,653	$16,845,303	$22,585,239	$9,995,460

Components of Net Assets:
Paid-in capital	$348,539,647	$49,542,559	$28,761,310	$30,043,245	$22,977,258	$10,051,410
Total distributable (accumulated) earnings (losses)	32,105,980	(534,904)	(8,219,657)	(13,197,942)	(392,019)	(55,950)
Net assets	$380,645,627	$49,007,655	$20,541,653	$16,845,303	$22,585,239	$9,995,460

Net Asset Value (unlimited shares authorized):
Net assets	$380,645,627	$49,007,655	$20,541,653	$16,845,303	$22,585,239	$9,995,460
Shares of beneficial interest issued and outstanding	24,200,000	3,700,000	650,000	750,000	225,000	200,000
Net asset value	$15.73	$13.25	$31.60	$22.46	$100.38	$49.98

Cost of investments	$383,499,751	$63,690,460	$30,335,772	$32,488,294	$23,305,728	$9,880,372

(1)Includes loaned securities with value of $38,627,847, $15,013,644, $4,618,918, $4,446,522, $559,130, and $-, respectively.

44	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Periods Ended February 28, 2022

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Gig Economy ETF	SoFi Weekly Income ETF	SoFi Weekly Dividend ETF(1)

Investment Income:
Dividend income (net of foreign withholding tax of $-, $257, $-, $222, $0, and $6,322, respectively)	$3,431,640	$391,846	$101,535	$47,309	$13,260	$138,575
Securities lending income (Note 5)	15,454	10,704	36,193	39,258	693	42
Interest income	83	35	9	93	633,716	5
Total investment income	3,447,177	402,585	137,737	86,660	647,669	138,622

Expenses:
Management fees (Note 4)	568,092	73,791	67,078	192,410	126,154	28,020
Total expenses	568,092	73,791	67,078	192,410	126,154	28,020
Less: Management fee waiver (Note 4)	(568,092)	(73,791)	—	—	—	—
Net expenses	—	—	67,078	192,410	126,154	28,020
Net investment income (loss)	3,447,177	402,585	70,659	(105,750)	521,515	110,602

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	14,207,322	3,277,805	4,822,235	2,936,936	303,202	(22,251)
Foreign currency transactions	(18)	—	—	1,380	—	(160)
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translations	4,065,106	(5,106,006)	(5,301,070)	(18,695,093)	(1,048,207)	75,500
Net realized and unrealized gain (loss) on investments	18,272,410	(1,828,201)	(478,835)	(15,756,777)	(745,005)	53,089
Net increase (decrease) in net assets resulting from operations	$21,719,587	$(1,425,616)	$(408,176)	$(15,862,527)	$(223,490)	$163,691

(1)The Fund commenced operations on May 10, 2021. The information presented is from May 10, 2021 to February 28, 2022.

SoFi Select 500 ETF

The accompanying notes are an integral part of these financial statements.	45

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28, 2022	Year Ended February 28, 2021

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$3,447,177	$1,585,705
Net realized gain (loss) on investments	14,207,304	(938,576)
Change in net unrealized appreciation/depreciation on investments	4,065,106	32,011,373
Net increase (decrease) in net assets resulting from operations	21,719,587	32,658,502

Distributions to Shareholders:
Net distributions to shareholders	(3,055,645)	(1,509,898)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	184,911,331	72,189,295
Total increase (decrease) in net assets	203,575,273	103,337,899

Net Assets:
Beginning of year	177,070,354	73,732,455
End of year	$380,645,627	$177,070,354

(1)Summary of share transactions is as follows:

	Year Ended February 28, 2022		Year Ended February 28, 2021
	Shares	Value	Shares	Value
Shares sold	14,650,000	$232,831,871	6,900,000	$85,547,697
Shares redeemed	(3,150,000)	(47,920,540)	(1,300,000)	(13,358,410)
Variable fees	—	—	—	8
Net increase (decrease)	11,500,000	$184,911,331	5,600,000	$72,189,295

SoFi Next 500 ETF

46	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28, 2022	Year Ended February 28, 2021

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$402,585	$201,900
Net realized gain (loss) on investments	3,277,805	(693,794)
Change in net unrealized appreciation/depreciation on investments	(5,106,006)	6,192,697
Net increase (decrease) in net assets resulting from operations	(1,425,616)	5,700,803

Distributions to Shareholders:
Net distributions to shareholders	(372,090)	(192,104)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	26,186,520	9,974,455
Total increase (decrease) in net assets	24,388,814	15,483,154

Net Assets:
Beginning of year	24,618,841	9,135,687
End of year	$49,007,655	$24,618,841

(1)Summary of share transactions is as follows:

	Year Ended February 28, 2022		Year Ended February 28, 2021
	Shares	Value	Shares	Value
Shares sold	2,550,000	$35,932,690	1,200,000	$12,542,035
Shares redeemed	(700,000)	(9,746,170)	(300,000)	(2,567,580)
Net increase (decrease)	1,850,000	$26,186,520	900,000	$9,974,455

SoFi Social 50 ETF

The accompanying notes are an integral part of these financial statements.	47

	Year Ended February 28, 2022	Year Ended February 28, 2021

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$70,659	$25,832
Net realized gain (loss) on investments	4,822,235	1,688,603
Change in net unrealized appreciation/depreciation on investments	(5,301,070)	255,604
Net increase (decrease) in net assets resulting from operations	(408,176)	1,970,039

Distributions to Shareholders:
Net distributions to shareholders	(66,015)	(19,729)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	9,264,860	6,991,255
Total increase (decrease) in net assets	8,790,669	8,941,565

Net Assets:
Beginning of year	11,750,984	2,809,419
End of year	$20,541,653	$11,750,984

(1)Summary of share transactions is as follows:

	Year Ended February 28, 2022		Year Ended February 28, 2021
	Shares	Value	Shares	Value
Shares sold	1,400,000	$49,544,660	800,000	$19,595,975
Shares redeemed	(1,150,000)	(40,279,800)	(550,000)	(12,604,720)
Net increase (decrease)	250,000	$9,264,860	250,000	$6,991,255

STATEMENT OF CHANGES IN NET ASSETS

SoFi Gig Economy ETF

48	The accompanying notes are an integral part of these financial statements.

	Year Ended February 28, 2022	Year Ended February 28, 2021

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(105,750)	$(56,109)
Net realized gain (loss) on investments	2,938,316	2,055,906
Change in net unrealized appreciation/depreciation on investments	(18,695,093)	7,869,637
Net increase (decrease) in net assets resulting from operations	(15,862,527)	9,869,434

Distributions to Shareholders:
Net distributions to shareholders	(600,000)	(86,786)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	(18,524,523)	34,626,975
Total increase (decrease) in net assets	(34,987,050)	44,409,623

Net Assets:
Beginning of year	51,832,353	7,422,730
End of year	$16,845,303	$51,832,353

(1)Summary of share transactions is as follows:

	Year Ended February 28, 2022		Year Ended February 28, 2021
	Shares	Value	Shares	Value
Shares sold	600,000	$20,599,730	950,000	$37,608,830
Shares redeemed	(1,100,000)	(39,125,835)	(100,000)	(2,981,855)
Variable fees	—	1,582	—	—
Net increase (decrease)	(500,000)	$(18,524,523)	850,000	$34,626,975

STATEMENT OF CHANGES IN NET ASSETS

SoFi Weekly Income ETF

The accompanying notes are an integral part of these financial statements.	49

	Year Ended February 28, 2022	Period Ended February 28, 2021(1)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$521,515	$212,573
Net realized gain (loss) on investments	303,202	14,974
Change in net unrealized appreciation/depreciation on investments	(1,048,207)	655,424
Net increase (decrease) in net assets resulting from operations	(223,490)	882,971

Distributions to Shareholders:
Net dividends and distributions	(855,250)	(196,250)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	2,896,337	20,080,921
Total increase (decrease) in net assets	1,817,597	20,767,642

Net Assets:
Beginning of year	20,767,642	—
End of year	$22,585,239	$20,767,642

(1)The Fund commenced operations on October 1, 2020. The information presented is from October 1, 2020 to February 28, 2021.

(2)Summary of share transactions is as follows:

	Year Ended February 28, 2022		Period Ended February 28, 2021(1)
	Shares	Value	Shares	Value
Shares sold(3)	175,000	$18,323,995	200,000	$20,069,507
Shares redeemed	(150,000)	(15,481,845)	—	—
Variable fees	—	54,187	—	11,414
Net increase (decrease)	25,000	$2,896,337	200,000	$20,080,921

(3)Net variable fees of $54,187 and $11,414, respectively.

STATEMENT OF CHANGES IN NET ASSETS

SoFi Weekly Dividend ETF

50	The accompanying notes are an integral part of these financial statements.

Period Ended February 28, 2022(1)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$110,602
Net realized gain (loss) on investments	(22,411)
Change in net unrealized appreciation/depreciation on investments	75,500
Net increase (decrease) in net assets resulting from operations	163,691

Distributions to Shareholders:
Distributable earnings	(112,697)
Return of capital	(4,803)
Net distributions to shareholders	(117,500)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	9,949,269
Total increase (decrease) in net assets	9,995,460

Net Assets:
Beginning of period	—
End of period	$9,995,460

(1)The Fund commenced operations on May 10, 2021. The information presented is from May 10, 2021 to February 28, 2022.

(2)Summary of share transactions is as follows:

	Period Ended February 28, 2022(1)
	Shares	Value
Shares sold	225,000	$11,157,765
Shares redeemed	(25,000)	(1,208,502)
Variable fees	—	6
Net increase (decrease)	200,000	$9,949,269

STATEMENT OF CHANGES IN NET ASSETS

SoFi Select 500 ETF

The accompanying notes are an integral part of these financial statements.	51

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Year Ended February 28, 2022	Year Ended February 28, 2021		Period Ended February 29, 2020(1)
Net asset value, beginning of year/period	$13.94	$10.38		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.19	0.18		0.17
Net realized and unrealized gain (loss) on investments	1.76	3.54		0.33
Total from investment operations	1.95	3.72		0.50

Less Distributions:
From net investment income	(0.16)	(0.16)		(0.12)
From net realized gain	—	(0.00	)(6)	—
Total distributions	(0.16)	(0.16)		(0.12)

Net asset value, end of year/period	$15.73	$13.94		$10.38
Total return(4)	13.89%	36.04%		4.95	%(3)

Ratios / Supplemental Data:
Net assets, end of year/period (millions)	$380.6	$177.1		$73.7
Portfolio turnover rate	9%	26%		22	%(3)
Ratio of expenses to average net assets
Before management fees waived	0.19%	0.19%		0.19	%(5)
After management fees waived	0.00%	0.00%		0.00	%(5)
Ratio of net investment income (loss) to average net assets
Before management fees waived	0.96%	1.25%		1.60	%(5)
After management fees waived	1.15%	1.44%		1.79	%(5)

(1)The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Annualized.

(6)Does not round to $0.01 or $(0.01), as applicable.

SoFi Next 500 ETF

52	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Year Ended February 28, 2022	Year Ended February 28, 2021		Period Ended February 29, 2020(1)
Net asset value, beginning of year/period	$13.31	$9.62		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.15	0.16		0.13
Net realized and unrealized gain (loss) on investments	(0.08)	3.67		(0.40)
Total from investment operations	0.07	3.83		(0.27)

Less Distributions:
From net investment income	(0.13)	(0.14)		(0.11)
From net realized gains	—	(0.00	)(6)	—
Total distributions	(0.13)	(0.14)		(0.11)

Net asset value, end of year/period	$13.25	$13.31		$9.62
Total return(4)	0.45%	40.17%		(2.84	)%(3)

Ratios / Supplemental Data:
Net assets, end of year/period (millions)	$49.0	$24.6		$9.1
Portfolio turnover rate	27%	53%		55	%(3)
Ratio of expenses to average net assets
Before management fees waived	0.19%	0.19%		0.19	%(5)
After management fees waived	0.00%	0.00%		0.00	%(5)
Ratio of net investment income (loss) to average net assets
Before management fees waived	0.85%	1.29%		1.29	%(5)
After management fees waived	1.04%	1.48%		1.48	%(5)

(1)The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Annualized.

(6)Does not round to $0.01 or $(0.01), as applicable.

SoFi Social 50 ETF

The accompanying notes are an integral part of these financial statements.	53

	Year Ended February 28, 2022	Year Ended February 28, 2021	Period Ended February 29, 2020(1)
Net asset value, beginning of year/period	$29.38	$18.73	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.11	0.12	0.15
Net realized and unrealized gain (loss) on investments	2.21	10.64	(1.27)
Total from investment operations	2.32	10.76	(1.12)

Less Distributions:
From net investment income	(0.10)	(0.11)	(0.15)
Total distributions	(0.10)	(0.11)	(0.15)

Net asset value, end of year/period	$31.60	$29.38	$18.73
Total return(4)	7.85%	57.67%	(5.67	)%(3)

Ratios / Supplemental Data:
Net assets, end of year/period (millions)	$20.5	$11.8	$2.8
Portfolio turnover rate	62%	414%	168	%(3)
Ratio of expenses to average net assets	0.29%	0.29%	0.29	%(5)
Ratio of net investment income (loss) to average net assets	0.31%	0.52%	0.92	%(5)

(1)The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Annualized.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

SoFi Gig Economy ETF

54	The accompanying notes are an integral part of these financial statements.

	Year Ended February 28, 2022	Year Ended February 28, 2021	Period Ended February 29, 2020(1)
Net asset value, beginning of year/period	$41.47	$18.56	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.11)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	(18.10)	23.14	(1.39)
Total from investment operations	(18.21)	23.03	(1.44)

Less Distributions:
From net investment income	(0.80)	(0.12)	—
Total distributions	(0.80)	(0.12)	—

Net asset value, end of year/period	$22.46	$41.47	$18.56
Total return(4)	(44.32)%	124.22%	(7.22	)%(3)

Ratios / Supplemental Data:
Net assets, end of year/period (millions)	$16.8	$51.8	$7.4
Portfolio turnover rate	47%	68%	33	%(3)
Ratio of expenses to average net assets	0.59%	0.59%	0.59	%(5)
Ratio of net investment income (loss) to average net assets	(0.32)%	(0.36)%	(0.36	)%(5)

(1)The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Annualized.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

SoFi Weekly Income ETF

The accompanying notes are an integral part of these financial statements.	55

	Year Ended February 28, 2022	Period Ended February 28, 2021(1)
Net asset value, beginning of year/period	$103.84	$100.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	2.56	1.16
Net realized and unrealized gain (loss) on investments	(1.98)	3.73
Total from investment operations	0.58	4.89

Less Distributions:
From net investment income	(4.04)	(1.05)
Total distributions	(4.04)	(1.05)

Net asset value, end of year/period	$100.38	$103.84
Total return(4)	0.48%	4.91	%(3)

Ratios / Supplemental Data:
Net assets, end of year/period (millions)	$22.6	$20.8
Portfolio turnover rate	49%	8	%(3)
Ratio of expenses to average net assets	0.59%	0.59	%(5)
Ratio of net investment income (loss) to average net assets	2.44%	2.73	%(5)

(1)The Fund commenced operations on October 1, 2020. The information presented is from October 1, 2020 to February 28, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Annualized.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

SoFi Weekly Dividend ETF

56	The accompanying notes are an integral part of these financial statements.

Period Ended February 28, 2022(1)
Net asset value, beginning of period	$50.00

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.78
Net realized and unrealized gain (loss) on investments	0.02
Total from investment operations	0.80

Less Distributions:
From net investment income	(0.79)
From return of capital	(0.03)
Total distributions	(0.82)

Net asset value, end of period	$49.98
Total return (3)(4)	1.62%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$10.0
Portfolio turnover rate (3)	68%
Ratio of expenses to average net assets (5)	0.49%
Ratio of net investment income (loss) to average net assets (5)	1.93%

(1)The Fund commenced operations on May 10, 2021. The information presented is from May 10, 2021 to February 28, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Annualized.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

57

NOTES TO FINANCIAL STATEMENTS February 28, 2022

NOTE 1 – ORGANIZATION

The SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF are diversified series of shares and the SoFi Gig Economy ETF, SoFi Weekly Income ETF, and SoFi Weekly Dividend ETF are non-diversified series of shares (each a “Fund”, and collectively the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies.” The SoFi Select 500 ETF and SoFi Next 500 ETF commenced operations on April 10, 2019, the SoFi Social 50 ETF and SoFi Gig Economy ETF commenced operations on May 7, 2019, the SoFi Weekly Income ETF commenced operations on October 1, 2020, and the SoFi Weekly Dividend ETF commenced operations on May 10, 2021.

The investment objective of the SoFi Select 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Next 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index. The investment objective of the SoFi Social 50 ETF is to seek to track the performance, before fees and expenses, of the SoFi Social 50 Index. The investment objective of the SoFi Gig Economy ETF is long-term capital appreciation. The investment objective of the SoFi Weekly Income ETF is to seek to provide current income. The investment objective of the SoFi Weekly Dividend ETF is to seek to track the performance, before fees and expenses, of the SoFi Sustainable Dividend Index (together with the Solactive SoFi US 500 Growth Index, the Solactive SoFi US Next 500 Growth Index, and the SoFi Social 50 Index, the “Indexes”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

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As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 2 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2022:

SoFi Select 500 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$379,384,954	$—	$—	$379,384,954
Short-Term Investments	—	876,142	—	—	876,142
Investments Purchased With Collateral From Securities Lending(2)	39,261,448	—	—	—	39,261,448
Total Investments in Securities	$39,261,448	$380,261,096	$—	$—	$419,522,544

SoFi Next 500 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$48,877,231	$—	$—	$48,877,231
Short-Term Investments	—	97,879	—	—	97,879
Investments Purchased With Collateral From Securities Lending(2)	15,289,751	—	—	—	15,289,751
Total Investments in Securities	$15,289,751	$48,975,110	$—	$—	$64,264,861

SoFi Social 50 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$20,519,385	$—	$—	$20,519,385
Short-Term Investments	—	10,479	—	—	10,479
Investments Purchased With Collateral From Securities Lending(2)	4,594,344	—	—	—	4,594,344
Total Investments in Securities	$4,594,344	$20,529,864	$—	$—	$25,124,208

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

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SoFi Gig Economy ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2		Level 3	Total
Common Stocks(1)	$—	$16,658,898	$70,650	(3)	$—	$16,729,548
Short-Term Investments	—	70,840	—		—	70,840
Investments Purchased With Collateral From Securities Lending(2)	4,503,437	—	—		—	4,503,437
Total Investments in Securities	$4,503,437	$16,729,738	$70,650		$—	$21,303,825

SoFi Weekly Income ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$—	$919,504	$—	$919,504
Convertible Bonds(1)	—	—	101,375	—	101,375
Corporate Bonds(1)	—	—	20,302,016	—	20,302,016
Mortgage Backed Securities	—	—	268,937	—	268,937
Municipal Bonds	—	—	292,479	—	292,479
Preferred Stocks(1)	—	287,370	—	—	287,370
Short-Term Investments	—	172,876	—	—	172,876
Investments Purchased With Collateral From Securities Lending(2)	568,388	—	—	—	568,388
Total Investments in Securities	$568,388	$460,246	$21,884,311	$—	$22,912,945

SoFi Weekly Dividend ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$9,925,124	$—	$—	$9,925,124
Preferred Stock(1)	21,856	—	—	21,856
Short-Term Investments	8,987	—	—	8,987
Total Investments in Securities	$9,955,967	$—	$—	$9,955,967

(1)See Schedule of Investment for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(3)The security (Yandex NV) was classified as a Level 2 due to a halt in trading effective February 28, 2022.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of February 28, 2022, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

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C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, and SoFi Gig Economy ETF are declared and paid at least semi-annually and for the SoFi Weekly Income ETF and SoFi Weekly Dividend ETF are declared and paid at least weekly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by each Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

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J.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for redemptions in-kind. For the period ended February 28, 2022, the following adjustments were made:

Name of Fund	Paid-In Capital	Total Distributed (Accumulated) Earnings (Losses)
SoFi Select 500 ETF	$14,391,466	$(14,391,466)
SoFi Next 500 ETF	3,203,121	(3,203,121)
SoFi Social 50 ETF	6,950,347	(6,950,347)
SoFi Gig Economy ETF	4,379,276	(4,379,276)
SoFi Weekly Income ETF	—	—
SoFi Weekly Dividend ETF	106,944	(106,944)

During the period ended February 28, 2022, the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Gig Economy ETF, and SoFi Weekly Dividend ETF realized $14,391,466, $3,203,121, $6,950,347, $4,557,471, and $106,944, respectively, in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated losses to paid-in capital. There were no adjustments made for the SoFi Weekly Income ETF.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Agency Debt Risk (SoFi Weekly Income ETF Only). Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”) or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government. By contrast, Government National Mortgage Association securities are generally backed by the full faith and credit of the U.S. government.

B.Asset Backed Securities (“ABS”) Risk (SoFi Weekly Income ETF Only). The value of ABS may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

C.Bank Loans Risk (SoFi Weekly Income ETF Only). Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. The market for bank loans may not be highly liquid and the Fund may have difficulty selling bank loans. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans generally are subject to legal or contractual restrictions on resale. In addition, bank loans may have trade settlement periods extending beyond seven days, which means that, in certain cases, it could take the Fund a significant amount of time to get its money after selling an investment. Bank loans may be structured such that they are not “securities” under federal securities laws and therefore not subject to federal securities laws protections against fraud and misrepresentation. As such, there can be no assurances that fraud or misrepresentation will not occur with respect to bank loans in which the Fund invests.

D.Call Risk (SoFi Weekly Income ETF Only). During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

E.Collateralized Mortgage-Backed Securities(“CMBS”) Risk (SoFi Weekly Income ETF Only). The Fund’s investments in CMBS are subject to the risk that if there is a shortfall in loan payments from borrowers or if an underlying property is sold via foreclosure and does not generate sufficient proceeds to meet scheduled payments on all bond classes, investments in the most

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

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subordinate outstanding bond class will incur a principal loss first, with any further losses impacting more senior classes in reverse order of payment priority. CMBS are historically more volatile than RMBS. Such securities are subject to credit, interest rate, prepayment, and extension risks.

F.Collateralized Mortgage Obligations (“CMOs”) Risk (SoFi Weekly Income ETF Only). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and to the long-term CMO last. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities including credit, interest rate, prepayment, and extension risks. In the event of a bankruptcy or other default of a broker who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses. In addition, classes of CMOs may also include interest only (“IOs”) and principal only (“POs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

G.Convertible Securities Risk (SoFi Weekly Income ETF Only). Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.

H.Credit Risk (SoFi Weekly Income ETF Only). Issuers and/or counterparties may fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate, making it difficult for the Fund to sell such investments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

I.Currency Exchange Rate Risk (SoFi Gig Economy ETF Only). Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

J.Dividend Risk (SoFi Weekly Dividend ETF Only). Dividend payments may fluctuate widely in amounts. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time. An issuer of a security may be unwilling or unable to pay income on a security. Dividends are paid only when declared by an issuer’s board of directors, and the amount of any dividend may vary over time. The Fund’s NAV may fluctuate based on the timing of the receipt and payment of dividends.

K.Emerging Markets Risk (SoFi Gig Economy and SoFi Weekly Income ETF Only). Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political, and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

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NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

L.Equity Market Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Gig Economy ETF Only, and SoFi Weekly Dividend ETF Only). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

M.Event Risk (SoFi Weekly Income ETF Only). Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

N.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/ or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk (SoFi Weekly Income ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for shares based on trading volume and market liquidity and is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Funds, asset swings in the Funds and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate a Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the shares. In times of severe market disruption, the bid-ask spread can increase

64

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”), believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. Because securities held by the SoFi Gig Economy ETF may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. and The NASDAQ Stock Market, LLC (the “Exchanges”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchanges, make trading in shares inadvisable. In addition, trading in shares on the Exchanges is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchanges when a decline in the S&P 500 during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchanges may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

O.Extension Risk (SoFi Weekly Income ETF Only). When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than the value of shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

P.Fixed Income Risk (SoFi Weekly Income ETF Only). The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Q.Floating and Variable Rate Securities Risk (SoFi Weekly Income ETF Only). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Sub-Adviser (defined below). Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

R.Foreign Securities Risks (SoFi Gig Economy ETF Only, SoFi Weekly Income ETF, and SoFi Weekly Dividend ETF Only). Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Funds to lose money on its investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when shares are not priced, NAV may change at times when shares cannot be sold.

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NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

Foreign banks and securities depositories at which the Funds hold their foreign securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of each Fund’s investments.

S.High-Yield Securities Risk (SoFi Weekly Income ETF Only). Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.

T.Interest Rate Risk (SoFi Weekly Income ETF Only). The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

U.Market Capitalization Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, and SoFi Gig Economy ETF Only).

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

V.Mortgage-Backed Securities Risk (SoFi Weekly Income ETF Only). Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as Ginnie Mae and government-related organizations such as Fannie Mae and Freddie Mac. Although these mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. MBS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment, and extension risks.

These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund will receive scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, MBS do not provide an effective means of locking in long-term interest rates for the investor. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS.

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NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

The mortgage market in the United States has experienced and may in the future experience difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) may increase and real-estate values may decline due to such difficulties, which may exacerbate such delinquencies and losses. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements may cause limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities and the Fund.

W.Municipal Securities Risk (SoFi Weekly Income ETF Only). Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from the project or the assets.

X.Non-Diversification Risk (SoFi Gig Economy ETF Only, SoFi Weekly Income ETF and SoFi Weekly Dividend ETF Only). A non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance.

Y.Privately Placed Securities Risk (SoFi Weekly Income ETF Only). Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Z.REIT Investment Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent a Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The Funds expect that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

AA.TBA Securities and Rolls Risk (SoFi Weekly Income ETF Only). TBA transactions are subject to increased credit risk and increased overall investment exposure. TBA rolls involve the risk that the Fund’s counterparty will be unable to deliver the MBS underlying the TBA roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. TBA roll transactions may have the effect of creating leverage in the Fund’s portfolio.

BB.TIPS Risk (SoFi Weekly Income ETF Only). Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the Consumer Price Index (“CPI”) will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk and interest rate risk.

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NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

CC.U.S. Government Obligations Risk (SoFi Weekly Income ETF Only). Obligations of U.S. government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Advisor”) serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds. The Adviser provides oversight of the Sub-Adviser (defined below), monitoring of the Sub-Adviser’s buying and selling of securities for the SoFi Weekly Income ETF, and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee	Management Fee After Waiver
SoFi Select 500 ETF	0.19%	0.00%
SoFi Next 500 ETF	0.19%	0.00%
SoFi Social 50 ETF	0.29%	0.29%
SoFi Gig Economy ETF	0.59%	0.59%
SoFi Weekly Income ETF	0.59%	0.59%
SoFi Weekly Dividend ETF	0.49%	0.49%

The Adviser has contractually agreed to waive its full Management Fee for the SoFi Select 500 ETF and SoFi Next 500 ETF until at least June 30, 2022 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no Fee Waiver Agreement in effect for the SoFi Social 50 ETF, SoFi Gig Economy ETF, SoFi Weekly Income ETF, or SoFi Weekly Dividend ETF. Management Fees for the period ended February 28, 2022 are disclosed in the Statements of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser. The Adviser has entered into an agreement with Social Finance, Inc. (“SoFi”), under which SoFi assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). For assuming the payment obligation, the Adviser has agreed to pay SoFi the profits, if any, generated by each Fund’s unitary Management Fee. Although SoFi has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. SoFi will also provide marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds.

Income Research + Management (“IR+M”) (the “Sub-Adviser”) serves as a sub-adviser to the SoFi Weekly Income ETF pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for day-to-day management of the SoFi Weekly Income ETF’s portfolio, including determining the securities purchased and sold by the SoFi Weekly Income ETF and the execution of the Fund’s portfolio

68

investments. The Sub-Adviser is responsible for trading portfolio securities for the SoFi Weekly Income ETF, including selecting broker-dealers to execute purchase and sale transactions or, as applicable, in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of the Fund as follows:

Fund	IR+M Sub-Advisory Fee
SoFi Weekly Income ETF	0.35% on first $20 million
0.30% on next $80 million
0.20% on next $200 million
0.15% on next $300 million
0.10% on next $400 million
0.075% on amounts over $1 billion

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser irrespective of any fee waiver.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ subadministrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee or the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

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As of February 28, 2022, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
SoFi Select 500 ETF	$38,627,847	$39,261,448	10.1%
SoFi Next 500 ETF	15,013,644	15,289,751	30.6%
SoFi Social 50 ETF	4,618,918	4,594,344	22.5%
SoFi Gig Economy ETF	4,446,522	4,503,437	26.4%
SoFi Weekly Income ETF	559,130	568,388	2.5%
SoFi Weekly Dividend ETF	—	—	0.0%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended February 28, 2022, the Funds each loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments and U.S. government securities were as follows:

Fund	Purchases	Sales
SoFi Select 500 ETF	$41,162,886	$26,821,713
SoFi Next 500 ETF	11,922,049	10,688,205
SoFi Social 50 ETF	16,235,188	13,785,183
SoFi Gig Economy ETF	15,046,798	15,147,949
SoFi Weekly Income ETF	10,249,090	14,241,442
SoFi Weekly Dividend ETF	5,682,982	4,982,798

For the period ended February 28, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the period ended February 28, 2022, the cost of purchases and proceeds from in-kind transactions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
SoFi Select 500 ETF	$218,061,457	$47,808,406
SoFi Next 500 ETF	34,748,313	9,754,292
SoFi Social 50 ETF	44,571,131	37,763,136
SoFi Gig Economy ETF	20,227,407	38,838,806
SoFi Weekly Income ETF	7,137,124	—
SoFi Weekly Dividend ETF	10,401,673	1,211,393

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

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NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the year/period ended February 28, 2022 and year/period ended February 28, 2021, are as follows:

	Ordinary Income
	February 28, 2022	February 28, 2021
SoFi Select 500 ETF	$3,055,645	$1,505,371
SoFi Next 500 ETF	372,090	187,985
SoFi Social 50 ETF	66,015	19,729
SoFi Gig Economy ETF	600,000	86,786
SoFi Weekly Income ETF	837,558	196,250
SoFi Weekly Dividend ETF	112,697	—

	Long-Term Capital Gains
	February 28, 2022	February 28, 2021
SoFi Select 500 ETF	$—	$4,527
SoFi Next 500 ETF	—	4,119
SoFi Weekly Income ETF	17,692	—

	Return of Capital
	February 28, 2022	February 28, 2021
SoFi Weekly Dividend ETF	$4,803	$—

As of the most recent fiscal year ended February 28, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Gig Economy ETF	SoFi Weekly Income ETF	SoFi Weekly Dividend ETF
Cost of investments(3)	$385,872,345	$64,307,809	$31,699,660	$33,641,258	$23,306,018	$9,943,041
Gross tax unrealized appreciation	58,971,779	6,113,296	628,202	355,136	213,305	426,755
Gross tax unrealized depreciation	(25,321,580)	(6,156,244)	(7,203,654)	(12,692,588)	(606,378)	(413,924)
Net tax unrealized appreciation (depreciation)	33,650,199	(42,948)	(6,575,452)	(12,337,452)	(393,073)	12,831
Undistributed ordinary income (loss)	758,885	60,918	19,948	—	1,054	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	758,885	60,918	19,948	—	1,054	—
Other accumulated gain (loss)	(2,303,104)	(552,874)	(1,664,153)	(860,490)	—	(68,781)
Total accumulated gain (loss)	$32,105,980	$(534,904)	$(8,219,657)	$(13,197,942)	$(392,019)	$(55,950)

(3)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of February 28, 2022, the Funds had no late year losses and the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Gig Economy ETF, and SoFi Weekly Dividend ETF had short-term capital loss carryovers of $1,199,866, $311,023, $1,646,990, $421,186, and $68,781, respectively, and long-term capital loss carryovers of $1,103,238, $241,851, $17,163, $439,304, and $0, respectively, both of which do not expire.

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NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the SoFi Weekly Income ETF and SoFi Gig Economy ETF, credit facilities pursuant to a separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility details for the year ended February 28, 2022, are as follows:

SoFi Weekly Income ETF
Maximum available credit	$2,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of November 30, 2021	—
Average interest rate	—

SoFi Gig Economy ETF
Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of November 30, 2021	—
Average interest rate	—

Interest expense incurred for the year ended February 28, 2022 is disclosed in the Statement of Operations, if applicable. The Sub-Adviser is responsible for payment of the interest expense pursuant to the Sub-Advisory Agreement.

NOTE 9 – SHARE TRANSACTIONS

Shares of the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Weekly Income ETF, and SoFi Weekly Dividend ETF are listed and traded on NYSE Arca, Inc. and shares of the SoFi Gig Economy ETF are listed and traded on The NASDAQ Stock Market, LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SoFi Select 500 ETF and SoFi Next 500 ETF is $500, for the SoFi Social 50 ETF, SoFi Gig Economy ETF, and SoFi Weekly Income ETF is $250, and for the SoFi Weekly Dividend ETF is $1,500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

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NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Continued)

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SoFi ETFs and
The Board of Trustees of Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Gig Economy ETF, SoFi Weekly Income ETF and SoFi Weekly Dividend ETF (the “Funds”), each a series of Tidal ETF Trust (the “Trust”), including the schedules of investments, as of February 28, 2022, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2022, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Tidal ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
SoFi Select 500 ETF and SoFi Next 500 ETF	For the year ended February 28, 2022	For the two years ended February 28, 2022	For the two years ended February 28, 2022 and for the period April 10, 2019 (commencement of operations) to February 29, 2020
SoFi Social 50 ETF and SoFi Gig Economy ETF	For the year ended February 28, 2022	For the two years ended February 28, 2022	For the two years ended February 28, 2022 and for the period May 7, 2019 (commencement of operations) to February 29, 2020
SoFi Weekly Income ETF	For the year ended February 28, 2022	For the year ended February 28, 2022 and for the period October 1, 2020 (commencement of operations) to February 28, 2021	For the year ended February 28, 2022 and for the period October 1, 2020 (commencement of operations) to February 28, 2021
SoFi Weekly Dividend ETF	For the period May 10, 2021 (commencement of operations) to February 28, 2022	For the period May 10, 2021 (commencement of operations) to February 28, 2022	For the period May 10, 2021 (commencement of operations) to February 28, 2022

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 28, 2022

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EXPENSE EXAMPLES For the Six-Months Ended February 28, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2021 to February 28, 2022.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SoFi Select 500 ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28,2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$942.30	$—
Hypothetical (5% annual return before expenses)	1,000.00	1,024.79	—

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.00% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six month period).

SoFi Next 500 ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period(2)
Actual	$1,000.00	$911.50	$—
Hypothetical (5% annual return before expenses)	1,000.00	1,024.79	—

(2)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.00% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six month period).

75

EXPENSE EXAMPLES For the Six-Months Ended February 28, 2022 (Unaudited) (Continued)

SoFi Social 50 ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period(3)
Actual	$1,000.00	$786.10	$1.28
Hypothetical (5% annual return before expenses)	1,000.00	1,023.36	1.45

(3)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.29%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

SoFi Gig Economy ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period(4)
Actual	$1,000.00	$629.00	$2.38
Hypothetical (5% annual return before expenses)	1,000.00	1,021.87	2.96

(4)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six month period).

SoFi Weekly Income ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period(5)
Actual	$1,000.00	$967.00	$2.88
Hypothetical (5% annual return before expenses)	1,000.00	1,021.87	2.96

(5)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six month period).

SoFi Weekly Dividend ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period(6)
Actual	$1,000.00	$999.60	$2.43
Hypothetical (5% annual return before expenses)	1,000.00	1,022.36	2.46

(6)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six month period).

76

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016-2018)	30	None
Dusko Culafic c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012-2018).	30	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1966	Trustee	Indefinite term; since 2018	Executive Vice President - Head of Capital Markets & Corporate Development, Credijusto (financial technology company) (since 2017); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016-2017).	30	None
Interested Trustee and Executive Officer
Eric W. Falkeis(2) c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013-2018) and Direxion Advisors, LLC (2017-2018).	30

Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014-2018).

77

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer, and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).	Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, PA 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021

Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).	Not Applicable	Not Applicable
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

78

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Gig Economy ETF, SoFi Weekly Income ETF, and SoFi Weekly Dividend ETF (the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Funds’ investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

79

additional information

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended February 28, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

SoFi Select 500 ETF	86.24%
SoFi Next 500 ETF	60.55%
SoFi Social 50 ETF	95.72%
SoFi Gig Economy ETF	3.32%
SoFi Weekly Income ETF	1.42%
SoFi Weekly Dividend ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended February 28, 2022, was as follows:

SoFi Select 500 ETF	84.12%
SoFi Next 500 ETF	57.45%
SoFi Social 50 ETF	98.09%
SoFi Gig Economy ETF	1.76%
SoFi Weekly Income ETF	0.75%
SoFi Weekly Dividend ETF	66.88%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended February 28, 2022, was as follows:

SoFi Select 500 ETF	0.00%
SoFi Next 500 ETF	0.00%
SoFi Social 50 ETF	0.00%
SoFi Gig Economy ETF	77.10%
SoFi Weekly Income ETF	35.91%
SoFi Weekly Dividend ETF	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (877) 358-0096 or by accessing the Funds’ website at www.sofi.com/invest/etfs. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (877) 358-0096 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sofi.com/invest/etfs. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (877) 358-0096. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.sofi.com/invest/etf.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 358-0096. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sofi.com/invest/etfs.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
(SoFi Weekly Income ETF only)
Income Research + Management
100 Federal Street, 30th Floor
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, 29th Floor
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
SoFi Select 500 ETF	SFY	886364207
SoFi Next 500 ETF	SFYX	886364306
SoFi Social 50 ETF	SFYF	886364405
SoFi Gig Economy ETF	GIGE	886364504
SoFi Weekly Income ETF	TGIF	886364884
SoFi Weekly Dividend ETF	WKLY	886364736

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

SoFi Select 500 ETF

	FYE 02/28/2022	FYE 02/28/2021
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

SoFi Next 500 ETF

	FYE 02/28/2022	FYE 02/28/2021
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

SoFi 50 ETF

	FYE 02/28/2022	FYE 02/28/2021
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

SoFi Gig Economy ETF

	FYE 02/28/2022	FYE 02/28/2021
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

SoFi Weekly Income ETF

	FYE 02/28/2022	FYE 02/28/2021
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

SoFi Weekly Dividend ETF

	FYE 02/28/2022	FYE 02/28/2021
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 02/28/2022	FYE 02/28/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two year.

Non-Audit Related Fees	FYE 02/28/2022	FYE 02/28/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	05/06/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	05/06/2022

By (Signature and Title)*	/s/ Daniel H. Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	05/07/2022

* Print the name and title of each signing officer under his or her signature.